Schedule of Investments (unaudited) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO, Series 2017-AA, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.69%, 04/20/34(a)(b)	USD	1,000	$982,136
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, (3-mo. CME Term SOFR + 3.26%), 8.60%, 10/21/28(a)(b)		1,000	998,967
ALM Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.57%, 10/15/29(a)(b)		285	266,929
Anchorage Capital CLO Ltd.(a)(b)
Series 2014-3RA, Class E, (3-mo. CME Term SOFR + 5.76%), 11.13%, 01/28/31		850	762,344
Series 2014-4RA, Class D, (3-mo. CME Term SOFR + 2.86%), 8.23%, 01/28/31		250	241,792
Series 2015-7A, Class D1R2, (3-mo. CME Term SOFR + 3.76%), 9.13%, 01/28/31		1,000	941,453
Apidos CLO XL Ltd., Series 2022-40A, Class E, (3-mo. CME Term SOFR + 7.69%), 13.00%, 07/15/35		500	495,917
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3-mo. CME Term SOFR + 1.16%), 6.47%, 07/18/29(a)(b)		409	407,587
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, (3-mo. CME Term SOFR + 8.55%), 13.63%, 04/25/35(a)(b)		620	611,779
Argent Securities Trust, Series 2006-W5, Class A1A, (1-mo. Term SOFR + 0.41%), 5.73%, 06/25/36(a)		4,042	2,563,518
Bain Capital Credit CLO Ltd.(a)(b)
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.88%, 07/19/34		300	291,075
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.71%, 07/24/34		250	241,875
Ballyrock CLO Ltd., Series 2020-14A, Class D, (3-mo. CME Term SOFR + 7.26%), 12.59%, 01/20/34(a)(b)		250	247,076
Barings CLO Ltd., Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.86%), 9.17%, 07/18/29(a)(b)		250	249,152
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1R2, (3-mo. CME Term SOFR + 1.13%), 6.44%, 07/15/29(a)(b)		106	105,598
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.62%, 07/15/34(a)(b)		250	243,710
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.47%, 04/15/34(a)(b)		500	480,082
Carlyle U.S. CLO Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.28%), 6.61%, 04/20/31(a)(b)		248	247,507
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.59%, 04/20/32(a)(b)		250	245,656
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 12.03%, 07/20/32(a)(b)		500	470,027
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.22%, 07/17/34(a)(b)		250	248,000
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.17%, 07/15/33(a)(b)		500	489,550

Security		Par (000)	Value

Asset-Backed Securities (continued)
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.13%, 04/20/35(a)(b)	USD	450	$438,300
CIFC Funding I Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.69%, 04/20/32(a)(b)		500	482,587
CIFC Funding Ltd., Series 2013-4A, Class DRR, (3-mo. CME Term SOFR + 3.06%), 8.42%, 04/27/31(a)(b)		250	245,359
CIFC Funding VII Ltd.(a)(b)
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 5.35%), 10.70%, 10/22/35		250	250,180
Series 2022-7A, Class E, (3-mo. CME Term SOFR + 8.94%), 14.29%, 10/22/35		500	509,578
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36(c)		332	186,563
Clear Creek CLO, Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.54%, 10/20/30(a)(b)		250	246,555
Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class 1A, (1-mo. Term SOFR + 0.25%), 5.57%, 06/25/37(a)		502	456,404
Dryden 106 CLO Ltd., Series 2022-106A, Class E, (3-mo. CME Term SOFR + 8.87%), 14.18%, 10/15/35(a)(b)		500	499,878
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.22%, 04/18/31(a)(b)		250	240,678
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, (3-mo. CME Term SOFR + 6.35%), 11.68%, 04/20/35(a)(b)		585	565,256
Elmwood CLO I Ltd., Series 2019-1A, Class ER, (3-mo. CME Term SOFR + 7.97%), 13.30%, 10/20/33(a)(b)		250	246,564
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.39%, 04/20/34(a)(b)		250	246,732
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.27%, 04/15/33(a)(b)		500	497,200
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.59%, 10/20/34(a)(b)		436	429,794
Generate CLO Ltd.(a)(b)
Series 3A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.19%, 10/20/29		250	248,435
Series 4A, Class ER, (3-mo. CME Term SOFR + 7.01%), 12.34%, 04/20/32		1,000	949,091
Series 6A, Class DR, (3-mo. CME Term SOFR + 3.76%), 9.11%, 01/22/35		750	720,568
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.15%, 07/20/34(a)(b)		250	247,344
Gulf Stream Meridian Ltd.(a)(b)
Series 2020-IA, Class E, (3-mo. CME Term SOFR + 6.71%), 12.02%, 04/15/33		250	229,409
Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.37%, 07/15/34		250	249,400
LCM XIII LP, Series 13A, Class AR3, (3-mo. CME Term SOFR + 1.13%), 6.45%, 07/19/27(a)(b)		285	283,966

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding LXIII Ltd., Series 2063, Class E, (3-mo. CME Term SOFR + 8.57%), 13.65%, 04/21/35(a)(b)	USD	400	$397,563
Madison Park Funding XLV Ltd., Series 2020-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.27%, 07/15/34(a)(b)		300	297,060
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.20%, 07/21/30(a)(b)		500	495,160
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 6.54%, 10/21/30(a)(b)		492	489,992
Madison Park Funding XXIX Ltd.(a)(b)
Series 2018-29A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.57%, 10/18/30		510	500,964
Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 11.27%, 10/18/30		250	239,387
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 6.58%, 04/25/29(a)(b)		970	966,992
Madison Park Funding XXVI Ltd., Series 2007-4A, Class DR, (3-mo. LIBOR US + 3.00%), 8.63%, 07/29/30(a)(b)		250	246,412
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 07/15/33(a)(b)		800	794,880
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.22%, 07/17/34(a)(b)		250	247,975
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ERR, (3-mo. CME Term SOFR + 6.76%), 12.07%, 07/15/34(a)(b)		790	739,076
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-32A, Class ER, (3-mo. CME Term SOFR + 6.36%), 11.68%, 01/20/32(a)(b)		425	402,760
Neuberger Berman Loan Advisers NBLA CLO Ltd., Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 11.10%, 10/24/35(a)(b)		500	499,645
OCP CLO Ltd.(a)(b)
Series 2017-14A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.14%, 11/20/30		300	295,019
Series 2019-16A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.69%, 04/10/33		250	245,547
Octagon Investment Partners Ltd., Series 2017-1A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.89%, 07/20/30(a)(b)		500	459,188
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.55%, 07/19/30(a)(b)		1,649	1,644,146
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 7.01%, 01/25/31(a)(b)		250	246,625
Octagon Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.62%, 07/15/34(a)(b)		250	238,226
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.30%, 10/25/34(a)(b)		250	248,450
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3-mo. CME Term SOFR + 3.41%), 8.72%, 10/17/29(a)(b)		250	247,131

Security		Par (000)	Value

Asset-Backed Securities (continued)
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 11.13%, 01/20/31(a)(b).	USD	250	$219,380
Rad CLO Ltd., Series 2022-17A, Class E, (3-mo. CME Term SOFR + 8.30%), 13.63%, 10/20/35(a)(b)		250	246,331
Regatta IX Funding Ltd., Series 2022-1A, Class D, (3-mo. CME Term SOFR + 4.16%), 9.47%, 04/17/30(a)(b)		500	497,592
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.02%, 01/15/34(a)(b)		300	296,970
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.69%, 01/20/35(a)(b)		250	244,543
Regatta XXV Funding Ltd., Series 2025, Class E, (3-mo. CME Term SOFR + 8.41%), 13.66%, 07/15/36		500	494,602
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(d)		980	852,600
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.42%, 10/15/29(a)(b)		500	489,565
Sixth Street CLO XVI Ltd., Series 2020-16A, Class E, (3-mo. CME Term SOFR + 7.58%), 12.91%, 10/20/32(a)(b)		510	506,248
Sterling COOFS Trust(d)
Series 2004-1, Class A, 2.36%, 04/15/29		607	6,068
Series 2004-2, Class Note, 2.08%, 03/30/30(b)		700	6,998
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.20%, 04/23/35(a)(b)		300	294,750
Trimaran CAVU Ltd.(a)(b)
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.71%), 9.06%, 04/23/32		250	246,788
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.86%, 10/25/34		500	491,532
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27(e)	GBP	30	36,509
Voya CLO Ltd.
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 10/17/32(a)(b)	USD	500	496,000
Series 2022-4, Class E, (3-mo. CME Term SOFR + 7.50%), 12.83%, 10/20/33		350	347,887
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.96%, 10/24/34(a)(b)		500	488,299
Whitebox CLO III Ltd., Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.92%, 10/15/34(a)(b)		250	241,709

Total Asset-Backed Securities — 7.6% (Cost: $37,418,005)			36,748,140

		Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(f)		47,837	11,959

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Shares	Value

Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0)(d)(g)		2,869	$—

Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $36,292)(d)(g)		1,203	44,511

Financial Services — 0.0%
NMG Parent LLC		1,330	151,620

Household Products — 0.0%
Berkline Benchcraft Equity LLC(d)		3,155	—

Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.		801	8

Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd.(d)		546,753,936	5,468

Total Common Stocks — 0.0% (Cost: $6,859,105)			213,566

		Par (000)

Corporate Bonds

Aerospace & Defense — 3.1%
Amsted Industries, Inc., 5.63%, 07/01/27(b)	USD	156	147,032
Bombardier, Inc.(b)
7.50%, 03/15/25		17	16,930
7.13%, 06/15/26(h)		1,191	1,153,912
7.88%, 04/15/27(h)		605	590,327
6.00%, 02/15/28(h)		539	488,979
7.50%, 02/01/29(h)		660	626,318
7.45%, 05/01/34		100	113,284
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)		387	382,772
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(h)		423	393,174
Northrop Grumman Corp., 3.85%, 04/15/45(h)		600	446,733
Rolls-Royce PLC, 5.75%, 10/15/27(b)(h)		1,018	982,226
Spirit AeroSystems, Inc.(b)
7.50%, 04/15/25		32	31,388
9.38%, 11/30/29(h)		581	591,246
TransDigm, Inc.
6.25%, 03/15/26(b)(h)		5,693	5,593,832
7.50%, 03/15/27		105	105,191
6.75%, 08/15/28(b)(h)		2,205	2,170,797
6.88%, 12/15/30		193	189,245
Triumph Group, Inc., 9.00%, 03/15/28(b)(h)		881	871,138

			14,894,524

Air Freight & Logistics — 0.0%
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)(h)		85	85,938

Automobile Components — 1.3%
Aptiv PLC, 4.40%, 10/01/46(h)		240	171,017
Clarios Global LP, 6.75%, 05/15/25(b)		528	524,025
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(e)	EUR	200	202,968
6.25%, 05/15/26(b)(h)	USD	1,409	1,378,627
8.50%, 05/15/27(b)(h)		2,599	2,591,545
6.75%, 05/15/28(b)(h)		798	779,048

Security		Par (000)	Value

Automobile Components (continued)
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(e)	EUR	100	$106,938
Dealer Tire LLC/DT Issuer LLC, Series B, 8.00%, 02/01/28(b)	USD	174	163,125
Forvia SE, 3.75%, 06/15/28(e)	EUR	100	94,842
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(h)	USD	104	89,577
5.63%, 04/30/33		109	89,207
ZF Finance GmbH, 2.00%, 05/06/27(e)	EUR	100	92,509

			6,283,428

Automobiles — 1.7%
Arko Corp., 5.13%, 11/15/29(b)(h)	USD	181	145,984
Asbury Automotive Group, Inc.
4.50%, 03/01/28		146	130,701
4.75%, 03/01/30		124	105,973
5.00%, 02/15/32(b)		130	107,710
Ford Motor Co.(h)
3.25%, 02/12/32		469	361,441
6.10%, 08/19/32		361	340,030
Ford Motor Credit Co. LLC
3.81%, 01/09/24(h)		629	622,152
2.75%, 06/14/24	GBP	100	117,886
4.69%, 06/09/25	USD	200	192,179
5.13%, 06/16/25(h)		490	474,331
3.38%, 11/13/25		200	185,563
4.39%, 01/08/26(h)		400	377,532
6.86%, 06/05/26	GBP	108	129,834
2.70%, 08/10/26	USD	295	263,248
4.95%, 05/28/27(h)		200	187,731
6.80%, 05/12/28(h)		582	581,327
7.35%, 03/06/30(h)		600	607,607
7.20%, 06/10/30(h)		576	578,880
3.63%, 06/17/31(h)		400	323,221
General Motors Financial Co., Inc., 6.00%, 01/09/28(h)		1,000	987,758
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		122	104,187
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		292	248,260
8.25%, 08/01/31		252	244,798
Lithia Motors, Inc., 3.88%, 06/01/29(b)		131	110,407
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		178	146,489
TML Holdings Pte. Ltd., 4.35%, 06/09/26(e)(h)		200	182,162
Wabash National Corp., 4.50%, 10/15/28(b)(h)		220	185,319

			8,042,710

Banks — 0.6%
Banco BPM SpA
(3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28	EUR	150	158,005
(5-year EUR Swap + 3.17%), 2.88%, 06/29/31(a)(e)		100	93,998
Banco Espirito Santo SA(f)(i)
4.75%, 01/15/18		100	27,488
4.00%, 01/21/19		100	27,489
Bangkok Bank PCL, (5-year CMT + 4.73%), 5.00%(h)	USD	501	470,053
Bank of Communications Co. Ltd., (5-year CMT + 3.35%), 3.80%(a)(e)(j)		200	189,766
Chong Hing Bank Ltd., (5-year CMT + 3.86%), 5.70%(a)(e)(j)		250	241,992
Credit Suisse AG/New York, 5.00%, 07/09/27(h)		1,200	1,152,692

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Freedom Mortgage Corp., 12.00%, 10/01/28(b)	USD	103	$104,736
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)(h)		200	190,961
Krung Thai Bank PCL, (5-year CMT + 3.53%), 4.40%(a)(e)(j)		202	181,644

			2,838,824

Beverages — 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(h)		800	697,235
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(h)(k)		834	628,814
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27(h)		400	384,387
3.25%, 09/01/28		200	166,758
4.00%, 09/01/29(h)		2,234	1,748,264
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)(h)		400	389,901
2.13%, 08/15/26(e)	EUR	200	187,408
5.25%, 08/15/27(b)	USD	202	168,568
Ball Corp., 6.00%, 06/15/29(h)		193	187,368
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)(h)		211	195,681
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26(h)		3,282	3,166,263
9.25%, 04/15/27		92	80,416
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)		39	38,020
Trivium Packaging Finance BV(b)(h)
5.50%, 08/15/26		1,004	936,163
8.50%, 08/15/27		965	881,899

			9,857,145

Biotechnology — 0.0%
Cidron Aida Finco SARL, 5.00%, 04/01/28(e)	EUR	100	95,478

Broadline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)(h)	USD	123	115,387

Building Materials — 1.1%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		207	199,683
Emerald Debt Merger Sub LLC
6.38%, 12/15/30(b)	EUR	160	168,541
6.38%, 12/15/30(e)		100	105,338
6.63%, 12/15/30(b)(h)	USD	2,594	2,497,178
James Hardie International Finance DAC, 5.00%, 01/15/28(b)		200	186,558
Jeld-Wen, Inc., 4.63%, 12/15/25(b)		226	216,998
Masonite International Corp., 5.38%, 02/01/28(b)(h)		101	93,942
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		81	72,679
9.75%, 07/15/28		205	202,438
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)(h)		523	482,970
Standard Industries, Inc.(b)
5.00%, 02/15/27		209	193,733
4.75%, 01/15/28		80	72,159

Security		Par (000)	Value

Building Materials (continued)
Standard Industries, Inc.(b) (continued)
4.38%, 07/15/30(h)	USD	673	$557,378
3.38%, 01/15/31(h)		277	214,116
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		92	83,535

			5,347,246

Building Products — 1.0%
Advanced Drainage Systems, Inc.(b)
5.00%, 09/30/27		306	285,859
6.38%, 06/15/30(h)		412	395,705
Beacon Roofing Supply, Inc.(b)
4.13%, 05/15/29		123	105,165
6.50%, 08/01/30		256	248,092
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		83	69,076
GYP Holdings III Corp., 4.63%, 05/01/29(b)(h)		371	319,591
HT Troplast GmbH, 9.38%, 07/15/28	EUR	100	106,402
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)	USD	87	81,358
SRS Distribution, Inc.(b)(h)
4.63%, 07/01/28		492	425,041
6.13%, 07/01/29		510	434,344
6.00%, 12/01/29		765	642,600
White Cap Buyer LLC, 6.88%, 10/15/28(b)(h)		1,493	1,319,529
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(k)		224	216,121

			4,648,883

Capital Markets — 1.3%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		77	77,472
Ares Capital Corp., 7.00%, 01/15/27		140	139,998
Blackstone Private Credit Fund
7.05%, 09/29/25		79	79,121
3.25%, 03/15/27		75	65,148
Blue Owl Capital Corp., 3.40%, 07/15/26		63	56,483
Blue Owl Credit Income Corp.
3.13%, 09/23/26		43	37,797
7.75%, 09/16/27(h)		302	299,572
Charles Schwab Corp., Series H, (10-year CMT + 3.08%), 4.00%(a)(h)(j)		2,000	1,411,142
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(h)		214	187,098
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32(h)		498	386,492
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26(h)		449	417,140
5.25%, 05/15/27(h)		827	726,917
4.38%, 02/01/29		340	271,884
NFP Corp.(b)(h)
4.88%, 08/15/28		519	456,904
6.88%, 08/15/28		1,246	1,067,421
7.50%, 10/01/30		105	100,834
Northern Trust Corp., 6.13%, 11/02/32(h)		119	117,501
UBS AG, (1-year CMT + 2.00%), 6.30%, 09/22/34		200	195,332

			6,094,256

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals — 1.8%
Ashland LLC, 3.38%, 09/01/31(b)	USD	164	$127,532
Avient Corp., 7.13%, 08/01/30(b)(h)		106	104,133
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)(h)		447	372,168
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)(h)		170	157,961
Celanese U.S. Holdings LLC
6.35%, 11/15/28		150	148,115
6.55%, 11/15/30		144	140,923
6.70%, 11/15/33		206	200,523
Chemours Co.(b)
5.75%, 11/15/28		46	39,923
4.63%, 11/15/29		175	140,779
Element Solutions, Inc., 3.88%, 09/01/28(b)(h)		1,508	1,301,384
HB Fuller Co., 4.25%, 10/15/28		110	97,064
Herens Holdco SARL, 4.75%, 05/15/28(b)(h)		612	475,198
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(h)		352	332,446
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26(e)	EUR	100	96,059
Ingevity Corp., 3.88%, 11/01/28(b)	USD	84	69,260
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(k)		259	189,070
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		133	110,576
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		169	155,007
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		67	65,827
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(e)	EUR	100	105,455
9.75%, 11/15/28(b)(h)	USD	738	736,405
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)(h)		439	401,123
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)(h)		460	368,658
WESCO Distribution, Inc.(b)(h)
7.13%, 06/15/25		676	677,596
7.25%, 06/15/28		636	639,086
WR Grace Holdings LLC(b)
4.88%, 06/15/27(h)		122	111,927
5.63%, 08/15/29(h)		1,131	914,696
7.38%, 03/01/31		216	209,408

			8,488,302
Commercial Services & Supplies — 1.7%
ADT Security Corp.(b)
4.13%, 08/01/29		27	22,829
4.88%, 07/15/32		55	45,925
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		200	188,898
APX Group, Inc., 5.75%, 07/15/29(b)(h)		268	225,821
Ashtead Capital, Inc., Series B, 5.95%, 10/15/33(b)(h)		370	351,262
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)		200	167,000
Fortress Transportation and Infrastructure Investors LLC(b)
6.50%, 10/01/25(h)		596	585,775
9.75%, 08/01/27		372	384,774
5.50%, 05/01/28(h)		663	601,067
Garda World Security Corp., 9.50%, 11/01/27(b)		68	65,016
Herc Holdings, Inc., 5.50%, 07/15/27(b)(h)		670	633,588
Hertz Corp.(b)
4.63%, 12/01/26		126	111,668
5.00%, 12/01/29(h)		101	79,075
LABL, Inc., 9.50%, 11/01/28(b)(h)		439	449,975
Metis Merger Sub LLC, 6.50%, 05/15/29(b)		125	105,590

Security		Par (000)	Value

Commercial Services & Supplies (continued)
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)	USD	239	$209,723
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.25%, 04/15/24		113	112,228
5.75%, 04/15/26(h)		608	589,862
6.25%, 01/15/28(h)		232	214,871
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(h)		653	524,033
United Rentals North America, Inc., 6.00%, 12/15/29(b)(h)		1,762	1,715,573
Verisure Holding AB, 9.25%, 10/15/27(e)	EUR	100	112,069
Williams Scotsman International, Inc.(b)
6.13%, 06/15/25(h)	USD	403	398,970
4.63%, 08/15/28		121	108,295
Williams Scotsman, Inc., 7.38%, 10/01/31		376	373,949

			8,377,836

Communications Equipment — 0.5%
CommScope Technologies LLC, 6.00%, 06/15/25(b)(h)		516	491,208
CommScope, Inc.(b)(h)
6.00%, 03/01/26		301	280,902
4.75%, 09/01/29		347	255,234
Viasat, Inc.
5.63%, 09/15/25(b)(h)		646	596,742
5.63%, 04/15/27(b)(h)		473	409,791
7.50%, 05/30/31		52	34,346
Viavi Solutions, Inc., 3.75%, 10/01/29(b)(h)		210	170,709

			2,238,932

Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 10.38%, 08/01/30(h)		1,576	1,578,427

Construction Materials(b) — 0.1%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(h)		331	314,361
Resideo Funding, Inc., 4.00%, 09/01/29		59	48,473
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28		77	76,823
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26		662	62,890

			502,547

Consumer Discretionary — 2.2%
APi Group DE, Inc.(b)
4.13%, 07/15/29		132	110,926
4.75%, 10/15/29		100	87,497
Carnival Corp.(b)
7.63%, 03/01/26(h)		152	147,863
5.75%, 03/01/27(h)		941	851,816
9.88%, 08/01/27		262	273,508
4.00%, 08/01/28(h)		477	413,596
6.00%, 05/01/29(h)		562	479,376
7.00%, 08/15/29		166	163,680
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)(h)		2,394	2,567,012
CoreLogic, Inc., 4.50%, 05/01/28(b)(h)		927	703,389
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		91	89,180
Life Time, Inc.(b)
5.75%, 01/15/26(h)		340	329,455
8.00%, 04/15/26		257	252,503
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)(h)		305	285,556
NCL Corp. Ltd.(b)
5.88%, 03/15/26(h)		333	307,440
8.38%, 02/01/28(h)		132	133,896

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary (continued)
NCL Corp. Ltd.(b) (continued)
7.75%, 02/15/29	USD	42	$38,981
NCL Finance Ltd., 6.13%, 03/15/28(b)(h)		261	230,333
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		255	230,855
Royal Caribbean Cruises Ltd.(b)
11.50%, 06/01/25		43	45,392
4.25%, 07/01/26		72	66,016
5.50%, 08/31/26		136	128,371
5.38%, 07/15/27(h)		134	124,017
11.63%, 08/15/27		176	190,942
5.50%, 04/01/28(h)		118	108,205
8.25%, 01/15/29		191	197,099
9.25%, 01/15/29(h)		378	399,333
7.25%, 01/15/30		286	283,452
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25(e)	EUR	100	101,978
Viking Cruises Ltd.(b)
5.88%, 09/15/27(h)	USD	236	215,397
7.00%, 02/15/29		51	46,920
9.13%, 07/15/31(h)		657	657,302
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		162	146,610

			10,407,896

Consumer Finance — 1.6%
Block, Inc.(h)
2.75%, 06/01/26		698	627,780
3.50%, 06/01/31		1,133	890,041
Capital One Financial Corp.(a)(h)
(1-day SOFR + 2.60%), 5.82%, 02/01/34		440	396,528
(1-day SOFR + 2.86%), 6.38%, 06/08/34		100	94,372
Equifax, Inc., 2.60%, 12/15/25		59	54,890
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(b)(l)		1,017	1,018,424
Navient Corp.
6.13%, 03/25/24		86	85,540
5.88%, 10/25/24		82	80,706
5.50%, 03/15/29		211	177,242
9.38%, 07/25/30		150	147,937
Nexi SpA, 0.00%, 02/24/28(e)(m)(n)	EUR	100	80,349
OneMain Finance Corp.
6.88%, 03/15/25	USD	303	300,598
7.13%, 03/15/26(h)		331	324,175
3.50%, 01/15/27		304	260,300
6.63%, 01/15/28(h)		240	221,441
9.00%, 01/15/29		29	28,906
5.38%, 11/15/29		105	87,938
4.00%, 09/15/30		206	154,573
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)(h)		550	518,573
Shift4 Payments, Inc., 0.00%, 12/15/25(m)(n)		174	171,216
Verscend Escrow Corp., 9.75%, 08/15/26(b)(h)		1,817	1,817,316

			7,538,845

Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26(h)		642	594,661
7.50%, 03/15/26		107	108,481
4.63%, 01/15/27(h)		477	450,392
5.88%, 02/15/28(h)		320	307,993
6.50%, 02/15/28		152	150,233
3.50%, 03/15/29		142	121,067

Security		Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b) (continued)
4.88%, 02/15/30(h)	USD	214	$192,819
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(e)	GBP	100	105,936
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(h)	USD	434	410,882
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		257	237,043
4.13%, 01/31/30(h)		312	266,806
4.38%, 01/31/32(h)		355	297,397
Performance Food Group, Inc., 4.25%, 08/01/29(b)(h)		299	258,288
Post Holdings, Inc.(b)
5.75%, 03/01/27		89	85,483
4.63%, 04/15/30(h)		118	101,041
4.50%, 09/15/31		13	10,820
U.S. Foods, Inc.
6.88%, 09/15/28		194	193,593
4.75%, 02/15/29(b)(h)		335	299,412
4.63%, 06/01/30(b)		39	33,883
7.25%, 01/15/32(b)		234	233,764
United Natural Foods, Inc., 6.75%, 10/15/28(b)		34	25,918

			4,485,912

Containers & Packaging — 0.5%
Clydesdale Acquisition Holdings, Inc.(b)(h)
6.63%, 04/15/29		585	543,926
8.75%, 04/15/30		584	500,873
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		196	184,240
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(h)		424	407,235
Graham Packaging Co., Inc., 7.13%, 08/15/28(b)		60	50,265
Graphic Packaging International LLC(b)
4.75%, 07/15/27		89	83,894
3.50%, 03/15/28		9	7,896
LABL, Inc., 5.88%, 11/01/28(b)(h)		220	197,498
OI European Group BV, 6.25%, 05/15/28	EUR	115	123,578
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)(h)	USD	235	229,713
Sealed Air Corp.(b)
5.13%, 12/01/24		46	45,310
5.00%, 04/15/29		59	53,048
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		173	167,554

			2,595,030

Diversified Consumer Services — 1.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(h)
6.63%, 07/15/26		1,737	1,645,877
9.75%, 07/15/27		676	604,624
6.00%, 06/01/29		1,356	1,010,881
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)(h)		1,963	1,632,046
Clarivate Science Holdings Corp.(b)(h)
3.88%, 07/01/28		757	655,335
4.88%, 07/01/29		735	626,475
Garda World Security Corp.(b)
4.63%, 02/15/27		261	238,831
7.75%, 02/15/28(h)		520	509,809
Graham Holdings Co., 5.75%, 06/01/26(b)		140	135,100
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29		180	180,243
Rekeep SpA, 7.25%, 02/01/26(e)	EUR	100	95,612

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Service Corp. International(h)
5.13%, 06/01/29	USD	238	$220,031
3.38%, 08/15/30		263	211,978
4.00%, 05/15/31		333	273,387
Sotheby’s, 7.38%, 10/15/27(b)(h)		1,046	962,757

			9,002,986

Diversified REITs — 1.0%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50(h)		450	313,885
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		108	83,618
Healthpeak OP LLC, 2.88%, 01/15/31(h)		1,000	812,304
Iron Mountain, Inc.(b)
7.00%, 02/15/29(h)		657	642,568
5.63%, 07/15/32		19	16,403
MPT Operating Partnership LP/MPT Finance Corp.
2.55%, 12/05/23	GBP	104	123,145
2.50%, 03/24/26		339	313,304
4.63%, 08/01/29	USD	220	155,818
3.50%, 03/15/31(h)		949	592,622
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27(h)		704	640,640
7.25%, 07/15/28		327	321,275
4.50%, 02/15/29(b)		256	219,380
Service Properties Trust, 7.50%, 09/15/25		165	162,102
Ventas Realty LP, 4.13%, 01/15/26(h)		650	622,104

			5,019,168

Diversified Telecommunication Services — 2.3%
Altice Financing SA(b)(h)
5.13%, 07/15/29		702	499,056
5.75%, 08/15/29		1,124	921,156
AT&T, Inc., 4.30%, 02/15/30(h)		1,350	1,219,531
British Telecommunications PLC, (5-year UK Government Bond + 3.82%), 8.38%, 12/20/83	GBP	100	121,704
Cellnex Telecom SA, 2.13%, 08/11/30	EUR	100	100,496
Level 3 Financing, Inc.(b)
3.40%, 03/01/27	USD	1,006	941,998
4.63%, 09/15/27		1,044	750,810
3.63%, 01/15/29		99	55,440
10.50%, 05/15/30		1,244	1,252,195
Lumen Technologies, Inc., 4.00%, 02/15/27(b)		473	311,447
SoftBank Group Corp., 3.88%, 07/06/32(e)	EUR	100	80,606
Telecom Italia Capital SA
6.38%, 11/15/33	USD	210	182,085
6.00%, 09/30/34(h)		462	385,207
7.20%, 07/18/36		85	75,632
7.72%, 06/04/38		36	32,940
Telecom Italia SpA
5.30%, 05/30/24(b)		200	196,638
7.88%, 07/31/28(e)	EUR	171	187,152
Verizon Communications, Inc., 3.70%, 03/22/61(h)	USD	1,000	636,355
Zayo Group Holdings, Inc.(b)(h)
4.00%, 03/01/27		3,882	2,880,000
6.13%, 03/01/28		671	431,265

			11,261,713

Electric Utilities — 0.6%
Black Hills Corp., 3.15%, 01/15/27(h)		305	279,634
Comision Federal de Electricidad, 4.88%, 01/15/24(h)		200	198,324

Security		Par (000)	Value

Electric Utilities (continued)
Electricite de France SA, (5-year CMT + 5.41%), 9.13%(a)(b)(j)	USD	205	$213,556
Enel Finance International NV, 3.63%, 05/25/27(b)(h)		900	835,940
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	.	250	226,212
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24		170	166,376
4.25%, 09/15/24		9	8,618
3.88%, 10/15/26		124	112,272
Palomino Funding Trust I, 7.23%, 05/17/28(b)(h)		250	250,890
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		319	277,051
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		162	155,468
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		134	137,364
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19(a)(d)(f)(i)		780	—
TransAlta Corp., 7.75%, 11/15/29		109	110,362

			2,972,067

Electrical Equipment(b) — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(h)		416	405,387
GrafTech Finance, Inc., 4.63%, 12/15/28		37	28,612
Regal Rexnord Corp.(h)
6.05%, 04/15/28		590	573,873
6.30%, 02/15/30		200	193,194
6.40%, 04/15/33		205	197,458

			1,398,524

Electronic Equipment, Instruments & Components(b)(h) — 0.3%
Coherent Corp., 5.00%, 12/15/29		374	324,273
Imola Merger Corp., 4.75%, 05/15/29		510	446,964
Vertiv Group Corp., 4.13%, 11/15/28		920	808,690

			1,579,927

Energy Equipment & Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		304	294,072
6.25%, 04/01/28(h)		729	678,717
Halliburton Co., 3.80%, 11/15/25(h)		3	2,901
Oceaneering International, Inc., 6.00%, 02/01/28(b)(l)	.	71	66,886
Patterson-UTI Energy, Inc., 7.15%, 10/01/33		100	100,359
Seadrill Finance Ltd., 8.38%, 08/01/30		200	203,624
Shelf Drilling Holdings, 9.63%, 04/15/29(l)		203	199,313
USA Compression Partners LP/USA Compression Finance Corp.(h)
6.88%, 04/01/26		510	499,567
6.88%, 09/01/27		452	438,193
Vallourec SA, 8.50%, 06/30/26(e)	EUR	34	35,946
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	167	167,017
8.63%, 04/30/30(h)		314	316,404

			3,002,999

Environmental, Maintenance & Security Service — 0.9%
Clean Harbors, Inc.(b)
4.88%, 07/15/27(h)		250	235,584
5.13%, 07/15/29(h)		129	118,668
6.38%, 02/01/31		108	105,016
Covanta Holding Corp.
4.88%, 12/01/29(b)		142	116,497
5.00%, 09/01/30		70	55,860

7

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Environmental, Maintenance & Security Service (continued)
GFL Environmental, Inc.(b)
4.25%, 06/01/25	USD	103	$98,983
3.75%, 08/01/25		312	295,739
5.13%, 12/15/26		243	231,479
4.00%, 08/01/28(h)		431	376,594
3.50%, 09/01/28		160	137,746
4.75%, 06/15/29(h)		378	336,007
4.38%, 08/15/29(h)		317	275,349
Republic Services, Inc., 3.38%, 11/15/27(h)		750	692,376
Tervita Corp., 11.00%, 12/01/25(b)		114	119,183
Waste Pro USA, Inc., 5.50%, 02/15/26(b)(h)		1,180	1,101,856

			4,296,937

Financial Services — 2.1%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)(h)		403	331,468
Aircastle Ltd., 6.50%, 07/18/28(b)(h)		135	132,392
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		200	194,332
Barclays PLC, 5.20%, 05/12/26(h)		200	192,678
BNP Paribas SA(a)(b)(h)(j)
(5-year CMT + 3.34%), 4.63%		1,500	1,065,114
(5-year CMT + 4.35%), 8.50%		420	410,896
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)		34	31,054
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34(a)(h)		430	410,918
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(h)		1,100	1,093,462
Freedom Mortgage Corp., 12.25%, 10/01/30		103	105,281
GGAM Finance Ltd.(b)
7.75%, 05/15/26		45	44,550
8.00%, 06/15/28		45	44,911
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(k)		231	220,455
Goldman Sachs Group, Inc., Series R, (5-year CMT + 3.22%), 4.95%(a)(h)(j)		730	675,997
Home Point Capital, Inc., 5.00%, 02/01/26(b)(h)		1,390	1,298,394
HSBC Holdings PLC(h)
4.38%, 11/23/26		395	374,834
(5-year USD ICE Swap + 4.37%), 6.38%(a)(j)		500	480,303
ION Trading Technologies SARL, 5.75%, 05/15/28(b)		200	174,384
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)(h)		325	273,652
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 10/01/25		43	41,400
4.25%, 02/01/27		170	148,687
4.75%, 06/15/29		67	54,123
Lloyds Banking Group PLC, (5-year CMT + 4.82%), 6.75%(a)(h)(j)		450	413,895
MGIC Investment Corp., 5.25%, 08/15/28(h)		167	155,513
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27(h)		147	138,904
5.13%, 12/15/30(h)		104	84,440
5.75%, 11/15/31		114	94,303
Permian Resources Operating LLC, 7.00%, 01/15/32		182	179,491
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(h)		826	727,450
3.88%, 03/01/31		111	88,508

Security		Par (000)	Value

Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b) (continued)
4.00%, 10/15/33	USD	81	$61,170
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		141	127,760
5.50%, 07/15/30		154	139,631
UBS Group AG, (1-year CMT + 1.80%), 6.25%, 09/22/29(a)(b)		211	208,786

			10,219,136

Food Products — 0.7%
Aramark International Finance SARL, 3.13%, 04/01/25(e)	EUR	138	143,070
Aramark Services, Inc.(b)(h)
5.00%, 04/01/25	USD	495	486,541
6.38%, 05/01/25		188	190,997
5.00%, 02/01/28		436	403,227
B&G Foods, Inc., 8.00%, 09/15/28		113	113,154
BRF SA, 4.88%, 01/24/30(e)		200	161,250
Chobani LLC/Chobani Finance Corp., Inc.(b)(h)
7.50%, 04/15/25		1,178	1,166,903
4.63%, 11/15/28		608	536,244
Darling Global Finance BV, 3.63%, 05/15/26(e)	EUR	120	122,752
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)	USD	129	105,822

			3,429,960

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		91	75,960

Ground Transportation — 0.5%
Danaos Corp., 8.50%, 03/01/28(b)		100	101,122
Forward Air Corp., 9.50%, 10/15/31(l)		366	365,744
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(h)		1,355	1,290,488
Union Pacific Corp., 3.20%, 05/20/41(h)		600	432,039

			2,189,393

Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc.
2.63%, 11/01/25(e)	EUR	100	100,881
4.63%, 07/15/28(b)(h)	USD	665	606,266
3.88%, 11/01/29(b)		209	178,626
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)(h)		1,222	1,225,629
Embecta Corp., 6.75%, 02/15/30(b)		39	31,883
Garden Spinco Corp., 8.63%, 07/20/30(b)		199	207,727

			2,351,012

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		115	106,946
AdaptHealth LLC(b)
6.13%, 08/01/28		73	63,010
5.13%, 03/01/30		26	20,134
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		324	288,094
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		185	158,677
6.00%, 01/15/29(h)		544	439,324
5.25%, 05/15/30(h)		662	503,237
4.75%, 02/15/31(h)		519	367,307
Elevance Health, Inc., 3.65%, 12/01/27(h)		1,000	926,903
Encompass Health Corp. 4.50%, 02/01/28		15	13,667

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Encompass Health Corp. (continued)
4.75%, 02/01/30(h)	USD	299	$264,523
4.63%, 04/01/31		237	200,900
HCA, Inc., 5.50%, 06/15/47(h)		650	554,814
HealthEquity, Inc., 4.50%, 10/01/29(b)(h)		738	635,695
IQVIA, Inc., 6.50%, 05/15/30(b)		211	206,520
Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)		253	217,580
LifePoint Health, Inc.
9.88%, 08/15/30		345	334,005
11.00%, 10/15/30(l)		397	397,000
Medline Borrower LP(b)(h)
3.88%, 04/01/29		581	491,190
5.25%, 10/01/29		1,339	1,157,293
ModivCare, Inc., 5.88%, 11/15/25(b)(h)		357	339,350
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		46	41,218
3.88%, 11/15/30		80	66,209
3.88%, 05/15/32(h)		141	113,080
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		48	44,382
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		88	85,194
Surgery Center Holdings, Inc.(b)(h)
6.75%, 07/01/25		305	302,712
10.00%, 04/15/27		621	627,986
Teleflex, Inc.
4.63%, 11/15/27		80	73,400
4.25%, 06/01/28(b)(h)		331	296,096
Tenet Healthcare Corp.
4.88%, 01/01/26(h)		1,077	1,031,798
6.25%, 02/01/27(h)		179	173,199
5.13%, 11/01/27(h)		216	201,017
4.63%, 06/15/28		81	72,912
6.13%, 10/01/28(h)		183	171,791
6.13%, 06/15/30		250	234,387
6.75%, 05/15/31(b)(h)		856	825,587
UnitedHealth Group, Inc., 3.75%, 07/15/25(h)		1,470	1,430,012

			13,477,149

Health Care Technology(b) — 0.7%
AthenaHealth Group, Inc., 6.50%, 02/15/30(h)		1,923	1,608,603
Catalent Pharma Solutions, Inc.(h)
5.00%, 07/15/27		442	405,497
3.13%, 02/15/29		249	204,229
3.50%, 04/01/30		107	88,095
Charles River Laboratories International, Inc.
4.25%, 05/01/28		159	142,588
4.00%, 03/15/31		42	35,542
Fortrea Holdings, Inc., 7.50%, 07/01/30(h)		196	190,711
IQVIA, Inc.(h)
5.00%, 10/15/26		463	442,652
5.00%, 05/15/27		437	411,906

			3,529,823

Hotels, Restaurants & Leisure — 3.4%
Boyd Gaming Corp.
4.75%, 12/01/27		133	122,438
4.75%, 06/15/31(b)(h)		333	283,375
Boyne USA, Inc., 4.75%, 05/15/29(b)(h)		344	300,881
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
5.75%, 04/15/25		207	205,412

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b) (continued)
3.88%, 01/15/28(h)	USD	208	$186,584
4.38%, 01/15/28(h)		134	120,781
4.00%, 10/15/30		58	48,196
Caesars Entertainment, Inc.(b)(h)
6.25%, 07/01/25		1,150	1,134,260
8.13%, 07/01/27		1,508	1,515,189
4.63%, 10/15/29		175	148,235
7.00%, 02/15/30		1,527	1,485,865
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)(h)		478	475,981
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)(h)		731	660,399
Churchill Downs, Inc.(b)
5.50%, 04/01/27(h)		695	662,468
4.75%, 01/15/28		137	123,580
6.75%, 05/01/31(h)		389	367,605
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.19%, 07/31/28	EUR	100	105,780
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29(h)	USD	483	409,342
6.75%, 01/15/30		68	55,427
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(b)		145	142,472
5.75%, 05/01/28(b)		200	193,345
3.75%, 05/01/29(b)		146	126,262
4.88%, 01/15/30(h)		501	455,949
4.00%, 05/01/31(b)		189	158,888
3.63%, 02/15/32(b)		4	3,225
Light & Wonder International, Inc., 7.50%, 09/01/31		191	188,775
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		246	245,464
Lottomatica SpA, (3-mo. EURIBOR + 4.13%), 7.93%, 06/01/28(a)(e)	EUR	100	106,544
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)(h)	USD	400	377,740
5.38%, 12/04/29(b)(h)		600	493,026
5.38%, 12/04/29(e)		250	205,427
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)(h)		600	572,925
MGM China Holdings Ltd.
5.88%, 05/15/26(e)		250	236,895
4.75%, 02/01/27(b)		200	179,834
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		146	124,300
Ontario Gaming GTA LP, 8.00%, 08/01/30		161	161,000
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		116	89,320
5.88%, 09/01/31		116	85,550
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		177	165,716
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/30(b)		115	99,187
Scientific Games International, Inc.(b)(h)
7.00%, 05/15/28		174	171,026
7.25%, 11/15/29		51	49,980
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(h)		678	636,561
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		269	268,318
Station Casinos LLC, 4.63%, 12/01/31(b)(h)		277	221,568

9

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc., 6.25%, 05/15/25(b)	USD	154	$153,170
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		158	141,913
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(h)		192	178,598
Wynn Macau Ltd.
5.50%, 01/15/26(e)		347	321,822
5.63%, 08/26/28(b)(h)		600	517,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)(h)
5.13%, 10/01/29		773	675,700
7.13%, 02/15/31		318	301,853

			16,461,651

Household Durables — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
Series B, 4.63%, 08/01/29		100	84,386
Series B, 4.63%, 04/01/30		145	118,696
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		208	171,199
4.88%, 02/15/30(h)		364	296,034
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		253	243,791
Dream Finders Homes, Inc., 8.25%, 08/15/28		115	115,779
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		44	44,849
Mattamy Group Corp., 4.63%, 03/01/30(b)(h)		199	169,365
Meritage Homes Corp., 5.13%, 06/06/27		50	47,127
NCR Corp.(b)
5.75%, 09/01/27		220	221,638
5.00%, 10/01/28		110	98,461
6.13%, 09/01/29		92	94,348
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(h)		830	530,951
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		255	242,424
5.13%, 08/01/30		54	47,182
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		204	170,259
3.88%, 10/15/31		97	74,831
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/24		11	10,922
Tri Pointe Homes, Inc., 5.25%, 06/01/27		15	14,036

			2,796,278

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 05/03/12(d)(f)(i)		200	—
Central Garden & Pet Co.
5.13%, 02/01/28		15	13,989
4.13%, 10/15/30(h)		194	161,741

			175,730

Independent Power and Renewable Electricity Producers — 0.7%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		170	170,223
Calpine Corp.(b)
5.25%, 06/01/26		221	214,565
5.13%, 03/15/28(h)		1,060	943,864
4.63%, 02/01/29		106	88,760
5.00%, 02/01/31		43	34,769
Clearway Energy Operating LLC(b)
4.75%, 03/15/28(h)		336	300,505
3.75%, 02/15/31		23	18,142
3.75%, 01/15/32		307	238,656

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(e)	USD	200	$185,584
NRG Energy, Inc.(h)
6.63%, 01/15/27		720	705,278
7.00%, 03/15/33(b)		205	198,066
TerraForm Power Operating LLC(b)
5.00%, 01/31/28		96	87,120
4.75%, 01/15/30		186	158,918

			3,344,450

Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		136	114,287
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)(h)
4.25%, 10/15/27		1,317	1,179,163
6.75%, 10/15/27		2,364	2,198,548
6.75%, 04/15/28		558	538,500
5.88%, 11/01/29		1,103	955,219
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25(h)		360	344,257
AmWINS Group, Inc., 4.88%, 06/30/29(b)(h)		285	249,725
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)(h)		304	298,819
HUB International Ltd.(b)(h)
7.00%, 05/01/26		1,151	1,148,470
7.25%, 06/15/30		1,601	1,598,070
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30(h)		506	509,715
10.50%, 12/15/30		256	260,463
NFP Corp., 8.50%, 10/01/31		189	189,287
Ryan Specialty LLC, 4.38%, 02/01/30(b)		183	159,361

			9,743,884

Interactive Media & Services — 0.2%
Arches Buyer, Inc., 4.25%, 06/01/28(b)		110	93,785
Cablevision Lightpath LLC, 5.63%, 09/15/28(b)(h) iliad SA(e)		400	306,974
5.38%, 06/14/27	EUR	100	102,744
5.63%, 02/15/30		100	100,703
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)	USD	279	248,310

			852,516

Internet Software & Services — 1.0%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)
5.25%, 12/01/27		303	285,818
3.50%, 03/01/29		204	171,636
Match Group Holdings II LLC(b)
4.63%, 06/01/28		157	140,753
5.63%, 02/15/29		177	163,283
4.13%, 08/01/30		198	163,382
3.63%, 10/01/31(h)		153	120,735
Uber Technologies, Inc.
7.50%, 05/15/25(b)(h)		667	671,169
0.00%, 12/15/25(m)(n)		916	854,551
8.00%, 11/01/26(b)(h)		419	423,925
7.50%, 09/15/27(b)(h)		622	627,165
6.25%, 01/15/28(b)		402	393,102
4.50%, 08/15/29(b)(h)		972	868,829

			4,884,348

IT Services — 1.0%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		150	126,702

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
CA Magnum Holdings, 5.38%, 10/31/26(b)(h)	USD	382	$337,054
Camelot Finance SA, 4.50%, 11/01/26(b)(h)		624	576,070
Central Parent LLC/CDK Global II LLC/CDK Financing Co, Inc., 8.00%, 06/15/29(h)		582	579,846
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(h)		615	530,215
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(e)	EUR	100	105,646
Fair Isaac Corp., 4.00%, 06/15/28(b)(h)	USD	366	327,233
Gartner, Inc.(b)
4.50%, 07/01/28		23	20,983
3.63%, 06/15/29		57	48,762
KBR, Inc., 4.75%, 09/30/28(b)		226	198,880
La Financiere Atalian SASU, 5.13%, 05/15/25(e)	EUR	100	77,602
McAfee Corp., 7.38%, 02/15/30(b)(h)	USD	722	604,453
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		47	43,450
Science Applications International Corp., 4.88%, 04/01/28(b)(h)		289	262,282
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		163	159,133
Twilio, Inc.
3.63%, 03/15/29		142	118,874
3.88%, 03/15/31(h)		319	259,373
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(h)		563	469,230

			4,845,788

Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28(l)		87	87,652
Mattel, Inc.(h)
6.20%, 10/01/40		219	195,057
5.45%, 11/01/41		172	141,870

			424,579

Life Sciences Tools & Services — 0.2%
Star Parent, Inc., 9.00%, 10/01/30(h)		888	897,326

Machinery — 1.2%
ATS Corp., 4.13%, 12/15/28(b)		108	95,445
Chart Industries, Inc.(b)
7.50%, 01/01/30(h)		623	626,414
9.50%, 01/01/31		92	97,778
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(h)		350	331,625
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(h)(k)		240	237,605
Madison IAQ LLC, 5.88%, 06/30/29(b)(h)		696	560,448
OT Merger Corp., 7.88%, 10/15/29(b)		115	70,371
Terex Corp., 5.00%, 05/15/29(b)(h)		333	298,210
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)(h)		900	882,000
TK Elevator Holdco GmbH
6.63%, 07/15/28(e)	EUR	129	118,549
7.63%, 07/15/28(b)(h)	USD	400	364,091
TK Elevator Midco GmbH, 4.38%, 07/15/27(e)	EUR	311	297,470
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(h)	USD	1,833	1,679,997

			5,660,003

Media — 6.9%
AMC Networks, Inc., 4.75%, 08/01/25		189	174,366
Cable One, Inc.
0.00%, 03/15/26(m)(n)		88	71,984
1.13%, 03/15/28(h)(m)		620	461,280
4.00%, 11/15/30(b)(h)		151	115,032

Security		Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(b)(h)
5.13%, 05/01/27	USD	565	$526,420
5.00%, 02/01/28		701	636,605
6.38%, 09/01/29		734	684,430
4.75%, 03/01/30		246	206,505
4.25%, 02/01/31		764	608,173
7.38%, 03/01/31		1,594	1,539,531
4.75%, 02/01/32		260	208,000
4.25%, 01/15/34		273	201,004
Charter Communications Operating LLC/Charter Communications Operating Capital(h)
4.91%, 07/23/25		2,425	2,369,594
5.38%, 05/01/47		425	323,860
Clear Channel International BV, 6.63%, 08/01/25(b)(h)		584	577,341
Clear Channel Outdoor Holdings, Inc.(h)
5.13%, 08/15/27(b)		1,484	1,317,781
7.75%, 04/15/28(b)		330	263,476
9.00%, 09/15/28		996	986,379
7.50%, 06/01/29(b)		731	558,947
CMG Media Corp., 8.88%, 12/15/27(b)(h)		315	246,557
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)(h)		1,866	1,740,414
CSC Holdings LLC(b)(h)
5.50%, 04/15/27		200	171,415
11.25%, 05/15/28		1,679	1,672,430
6.50%, 02/01/29		865	716,597
4.13%, 12/01/30		330	233,546
4.50%, 11/15/31		269	190,393
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(h)		429	379,313
Discovery Communications LLC, 3.45%, 03/15/25(h)		170	163,402
DISH DBS Corp.
7.75%, 07/01/26(h)		601	450,750
5.25%, 12/01/26(b)(h)		987	838,803
5.75%, 12/01/28(b)		174	133,762
DISH Network Corp., 11.75%, 11/15/27(b)(h)		804	810,003
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		267	242,828
5.00%, 05/01/28(h)		753	642,928
8.75%, 05/15/30(h)		1,028	976,061
GCI LLC, 4.75%, 10/15/28(b)		107	92,287
Gray Television, Inc.(b)
5.88%, 07/15/26		158	141,960
7.00%, 05/15/27		192	165,120
Hughes Satellite Systems Corp., 5.25%, 08/01/26		94	84,523
Iliad Holding SASU(b)(h)
6.50%, 10/15/26		1,423	1,336,927
7.00%, 10/15/28		343	312,225
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(h)		200	170,061
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)(h)		360	330,660
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(k)		419	123,569
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		232	152,959
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		31	30,457
5.63%, 03/15/26		16	15,362
6.50%, 05/15/27(h)		1,582	1,559,838
4.75%, 10/15/27(h)		288	263,700
3.75%, 01/15/28		196	172,970

11

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)	USD	177	$163,725
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(e)(h)(j)		300	290,679
Nexstar Media, Inc., 5.63%, 07/15/27(b)		53	47,166
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(h)		558	491,643
4.25%, 01/15/29(h)		256	203,141
4.63%, 03/15/30		55	43,236
Radiate Holdco LLC/Radiate Finance, Inc.(b)(h)
4.50%, 09/15/26		894	679,141
6.50%, 09/15/28		1,482	778,050
Sable International Finance Ltd., 5.75%, 09/07/27(b)(h)		200	180,750
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)(h)		293	181,681
Sirius XM Radio, Inc.(b)(h)
3.13%, 09/01/26		491	437,604
5.00%, 08/01/27		812	741,681
Stagwell Global LLC, 5.63%, 08/15/29(b)(h)		101	81,557
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(e)(k)	EUR	118	120,524
TEGNA, Inc., 4.75%, 03/15/26(b)	USD	45	42,637
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		200	180,000
Univision Communications, Inc.(b)
5.13%, 02/15/25		94	91,619
6.63%, 06/01/27		188	175,089
8.00%, 08/15/28(h)		343	332,538
7.38%, 06/30/30(h)		174	159,018
UPC Broadband Finco BV, 4.88%, 07/15/31(b)(h)		449	364,355
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)(h)		754	650,642
VZ Secured Financing BV, 3.50%, 01/15/32(e)	EUR	100	81,125
Ziggo Bond Co. BV(b)
6.00%, 01/15/27(h)	USD	199	182,183
5.13%, 02/28/30		225	167,853
Ziggo BV, 4.88%, 01/15/30(b)		200	162,931

			33,423,096

Metals & Mining — 1.9%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(e)		250	248,625
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)		138	137,313
ATI, Inc.
5.88%, 12/01/27		171	162,022
4.88%, 10/01/29		101	88,853
7.25%, 08/15/30(h)		525	521,062
5.13%, 10/01/31		273	236,243
Big River Steel LLC/BRS Finance Corp., Series L, 6.63%, 01/31/29(b)(h)		1,143	1,129,330
Carpenter Technology Corp.
6.38%, 07/15/28		81	78,122
7.63%, 03/15/30(h)		326	326,407
Constellium SE
4.25%, 02/15/26(e)	EUR	100	103,098
5.88%, 02/15/26(b)(h)	USD	588	574,276
5.63%, 06/15/28(b)(h)		500	470,411
3.75%, 04/15/29(b)(h)		756	633,465
First Quantum Minerals Ltd., 8.63%, 06/01/31(b)		331	329,345
JSW Steel Ltd., 5.95%, 04/18/24(e)		200	198,100

Security		Par (000)	Value

Metals & Mining (continued)
Kaiser Aluminum Corp.(b)(h)
4.63%, 03/01/28	USD	163	$142,330
4.50%, 06/01/31		445	352,497
New Gold, Inc., 7.50%, 07/15/27(b)(h)		545	508,749
Novelis Corp.(b)(h)
3.25%, 11/15/26		850	759,132
4.75%, 01/30/30		951	823,043
3.88%, 08/15/31		1,030	822,542
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(e)	EUR	200	182,327
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)	USD	122	104,940
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(e)		200	178,786

			9,111,018

Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		298	302,098

Offshore Drilling & Other Services(b) — 0.4%
Entegris Escrow Corp., 4.75%, 04/15/29(h)		2,108	1,895,109
Entegris, Inc., 4.38%, 04/15/28		169	150,423

			2,045,532

Oil, Gas & Consumable Fuels — 9.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)(h)		552	547,645
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		298	284,427
5.75%, 01/15/28		59	55,650
5.38%, 06/15/29		206	188,611
Apache Corp., 5.35%, 07/01/49		119	91,169
Arcosa, Inc., 4.38%, 04/15/29(b)		374	326,391
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
Series B, 9.00%, 11/01/27(h)		552	695,520
Series B, 8.25%, 12/31/28(h)		880	870,842
Series B, 5.88%, 06/30/29		134	120,495
Baytex Energy Corp., 8.50%, 04/30/30(b)		139	140,644
Buckeye Partners LP
4.13%, 03/01/25(b)		262	248,880
5.85%, 11/15/43		145	105,849
5.60%, 10/15/44		86	61,191
Callon Petroleum Co.
6.38%, 07/01/26		162	158,989
8.00%, 08/01/28(b)(h)		909	910,298
7.50%, 06/15/30(b)(h)		654	634,103
Cellnex Finance Co. SA, 1.25%, 01/15/29(e)	EUR	100	88,194
Chesapeake Energy Corp.(b)
5.88%, 02/01/29	USD	41	38,579
6.75%, 04/15/29(h)		436	426,671
CITGO Petroleum Corp., 8.38%, 01/15/29(b)(h)		509	508,338
Civitas Resources, Inc.(b)(h)
8.38%, 07/01/28		814	828,245
8.75%, 07/01/31		638	651,697
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		96	79,909
CNX Resources Corp., 7.38%, 01/15/31(b)		97	95,094
Comstock Resources, Inc.(b)(h)
6.75%, 03/01/29		509	468,225
5.88%, 01/15/30		353	305,567

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)(h)	USD	1,617	$1,433,225
Crescent Energy Finance LLC(b)(h)
7.25%, 05/01/26		708	693,840
9.25%, 02/15/28		457	466,574
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
5.63%, 05/01/27		52	49,839
6.00%, 02/01/29(h)		326	314,688
8.00%, 04/01/29		45	46,158
7.38%, 02/01/31		96	97,771
CrownRock LP/CrownRock Finance, Inc.(b)
5.63%, 10/15/25(h)		670	659,246
5.00%, 05/01/29		59	55,281
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30		221	221,031
DT Midstream, Inc.(b)(h)
4.13%, 06/15/29		328	283,734
4.38%, 06/15/31		418	351,502
Dycom Industries, Inc., 4.50%, 04/15/29(b)		119	102,935
Earthstone Energy Holdings LLC(b)(h)
8.00%, 04/15/27		272	278,397
9.88%, 07/15/31		309	336,029
Ecopetrol SA, 8.88%, 01/13/33		122	118,855
eG Global Finance PLC(b)(h)
6.75%, 02/07/25		376	369,420
8.50%, 10/30/25		252	248,012
Enbridge, Inc.
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78(a)(h)		1,565	1,396,562
(5-year CMT + 4.43%), 8.50%, 01/15/84		194	192,404
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)(h)		386	372,476
Energean Israel Finance Ltd., 8.50%, 09/30/33		74	73,908
Energy Transfer LP(h)
3.90%, 07/15/26		235	222,412
Series H, (5-year CMT + 5.69%), 6.50%(a)(j)		456	418,996
EnLink Midstream LLC(h)
5.63%, 01/15/28(b)		310	293,100
5.38%, 06/01/29		253	234,025
6.50%, 09/01/30(b)		210	203,707
EnLink Midstream Partners LP
4.15%, 06/01/25		7	6,682
4.85%, 07/15/26		63	59,312
5.60%, 04/01/44		205	170,150
EQM Midstream Partners LP
6.00%, 07/01/25(b)		128	126,013
4.13%, 12/01/26		100	92,565
6.50%, 07/01/27(b)		364	355,438
4.50%, 01/15/29(b)		21	18,689
7.50%, 06/01/30(b)		84	84,357
4.75%, 01/15/31(b)(h)		506	435,534
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		112	110,075
7.75%, 02/01/28(h)		164	155,467
8.88%, 04/15/30		153	149,387
Gulfport Energy Corp., 8.00%, 05/17/26(b)		37	37,046
Harvest Midstream I LP, 7.50%, 09/01/28(b)		60	57,998
Hess Corp., 4.30%, 04/01/27		50	47,494
Hess Midstream Operations LP, 4.25%, 02/15/30(b)(h)		240	202,377

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28	USD	145	$135,969
5.75%, 02/01/29		212	191,435
6.00%, 04/15/30		21	18,935
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)		263	265,301
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(e)(h)		200	191,360
HTA Group Ltd., 7.00%, 12/18/25(b)(h)		200	192,406
Impulsora Pipeline LLC, 6.05%, 01/01/43		1,327	1,072,126
ITT Holdings LLC, 6.50%, 08/01/29(b)(h)		343	290,735
Kinetik Holdings LP, 5.88%, 06/15/30(b)(h)		309	289,687
Leviathan Bond Ltd., 6.75%, 06/30/30(b)(e)		61	56,094
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		32	30,884
Matador Resources Co.(h)
5.88%, 09/15/26		436	420,795
6.88%, 04/15/28(b)		248	243,497
Medco Bell Pte. Ltd., 6.38%, 01/30/27(e)		250	234,833
MPLX LP, 4.25%, 12/01/27(h)		185	173,773
Murphy Oil Corp.
5.75%, 08/15/25		14	13,982
5.88%, 12/01/27		56	54,343
5.88%, 12/01/42		29	23,446
Murphy Oil USA, Inc., 4.75%, 09/15/29		146	131,637
Nabors Industries Ltd.(b)
7.25%, 01/15/26		199	192,284
7.50%, 01/15/28		234	216,330
Nabors Industries, Inc.(h)
5.75%, 02/01/25		880	861,300
7.38%, 05/15/27(b)		57	55,140
New Fortress Energy, Inc.(b)(h)
6.75%, 09/15/25		479	457,256
6.50%, 09/30/26		610	561,647
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)(h)		288	284,843
Noble Finance II LLC, 8.00%, 04/15/30(b)		310	314,054
Northern Oil and Gas, Inc.(b)(h)
8.13%, 03/01/28		1,102	1,100,678
8.75%, 06/15/31		323	325,423
NuStar Logistics LP
6.00%, 06/01/26		163	158,145
6.38%, 10/01/30		25	23,682
Occidental Petroleum Corp., 6.20%, 03/15/40(h)		264	251,646
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		134	133,461
PDC Energy, Inc., 5.75%, 05/15/26(h)		235	234,189
Permian Resources Operating LLC(b)
5.38%, 01/15/26		52	49,784
7.75%, 02/15/26(h)		607	610,930
6.88%, 04/01/27		143	140,958
5.88%, 07/01/29(h)		392	368,749
Petroleos Mexicanos
4.25%, 01/15/25		37	35,225
6.50%, 03/13/27		85	74,538
8.75%, 06/02/29		130	114,479
5.95%, 01/28/31(h)		158	112,496
6.70%, 02/16/32		48	35,544
Precision Drilling Corp., 6.88%, 01/15/29(b)		12	11,366
Puma International Financing SA, 5.13%, 10/06/24(b)		200	198,000
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)(h)		213	191,693

13

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)	USD	51	$45,425
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(l)		341	341,852
SM Energy Co.
5.63%, 06/01/25		175	171,273
6.75%, 09/15/26(h)		202	198,287
6.63%, 01/15/27		21	20,580
6.50%, 07/15/28(h)		143	137,280
Southwestern Energy Co.
5.70%, 01/23/25		18	17,737
5.38%, 02/01/29(h)		252	232,089
4.75%, 02/01/32		5	4,291
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		63	61,062
5.88%, 03/15/28		124	118,955
7.00%, 09/15/28		192	189,455
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.50%, 10/01/25		13	12,964
6.00%, 03/01/27		41	38,534
5.50%, 01/15/28		72	65,520
6.00%, 12/31/30		28	24,716
6.00%, 09/01/31		131	114,190
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		280	260,761
Transocean Aquila Ltd., 8.00%, 09/30/28(b)(l)		129	129,000
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)(h)		175	178,063
Transocean, Inc.(b)
7.50%, 01/15/26(h)		572	559,027
11.50%, 01/30/27(h)		569	596,739
8.00%, 02/01/27		265	255,062
8.75%, 02/15/30(h)		923	944,176
Valaris Ltd., 8.38%, 04/30/30(b)(h)		758	758,568
Venture Global Calcasieu Pass LLC(b)(h)
3.88%, 08/15/29		830	698,427
4.13%, 08/15/31		421	345,481
3.88%, 11/01/33		860	667,726
Venture Global LNG, Inc.(b)(h)
8.13%, 06/01/28		1,319	1,305,998
8.38%, 06/01/31		2,022	1,987,752
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		159	150,445
Vital Energy, Inc.
10.13%, 01/15/28		226	230,352
9.75%, 10/15/30		226	231,036
Western Midstream Operating LP
5.45%, 04/01/44(h)		209	168,476
5.30%, 03/01/48(h)		199	155,328
5.50%, 08/15/48		99	78,717
5.25%, 02/01/50(h)		413	321,741

			43,536,097

Passenger Airlines — 0.8%
Air Canada, 3.88%, 08/15/26(b)(h)		464	421,107
Allegiant Travel Co., 7.25%, 08/15/27(b)		72	67,770
American Airlines, Inc.(b)
11.75%, 07/15/25		44	47,300
7.25%, 02/15/28		84	80,313
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)(h)
5.50%, 04/20/26		264	257,980

Security		Par (000)	Value

Passenger Airlines (continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)(h) (continued)
5.75%, 04/20/29	USD	1,085	$992,828
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)		53	47,692
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)(h)		667	660,575
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		161	160,919
United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.88%, 07/15/27(h)		32	31,293
United Airlines, Inc.(b)(h)
4.38%, 04/15/26		514	475,342
4.63%, 04/15/29		690	593,076
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 05/01/27(b)		127	109,379

			3,945,574

Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, Series 2020, 6.63%, 07/15/30(b)		259	252,872

Pharmaceuticals — 1.0%
AbbVie, Inc., 4.25%, 11/14/28(h)		1,000	949,891
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(e)	EUR	100	96,222
CVS Health Corp., 3.75%, 04/01/30(h)	USD	1,000	883,938
Gruenenthal GmbH, 4.13%, 05/15/28(e)	EUR	100	97,537
Jazz Securities DAC, 4.38%, 01/15/29(b)(h)	USD	200	174,377
Option Care Health, Inc., 4.38%, 10/31/29(b)(h)		245	211,619
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)(h)
4.13%, 04/30/28		428	371,893
5.13%, 04/30/31		200	160,271
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)(h)		484	436,698
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29	EUR	100	107,465
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(h)	USD	570	506,835
4.75%, 05/09/27(h)		400	366,204
7.88%, 09/15/29		200	202,468
8.13%, 09/15/31(h)		200	205,480

			4,770,898

Real Estate Management & Development — 0.3%
Agps Bondco PLC(e)
5.50%, 11/13/26(f)(i)	EUR	100	41,878
5.00%, 01/14/29		100	31,495
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	USD	362	326,218
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Series AI, 7.00%, 04/15/30		271	244,758
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31		148	143,190
Fantasia Holdings Group Co. Ltd.(f)(i)
11.75%, 04/17/22(e)		400	16,000
11.88%, 06/01/23(e)		200	8,000
9.25%, 07/28/23		200	8,000
9.88%, 10/19/23(e)		200	8,000
Howard Hughes Corp.(b)
5.38%, 08/01/28		65	57,270
4.13%, 02/01/29		149	119,200

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development (continued)
Howard Hughes Corp.(b) (continued) 4.38%, 02/01/31	USD	100	$76,728
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/29(b)		8	5,784
Theta Capital Pte. Ltd., 8.13%, 01/22/25(e)		200	154,966
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(e)(h)		200	178,500

			1,419,987

Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		160	133,338

Semiconductors & Semiconductor Equipment — 1.0%
Broadcom, Inc., 4.11%, 09/15/28(h)		1,594	1,470,430
NCR Atleos Escrow Corp., 9.50%, 04/01/29		227	219,554
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25		33	31,306
QUALCOMM, Inc., 1.65%, 05/20/32(h)		1,779	1,332,527
Sensata Technologies BV(b)
5.63%, 11/01/24		229	226,343
5.00%, 10/01/25		324	314,098
4.00%, 04/15/29		168	144,665
5.88%, 09/01/30		237	220,795
Sensata Technologies, Inc.(b)
4.38%, 02/15/30(h)		584	504,287
3.75%, 02/15/31		34	27,517
Synaptics, Inc., 4.00%, 06/15/29(b)		172	141,900

			4,633,422

Software — 2.5%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)(h)		444	430,445
Alteryx, Inc., 8.75%, 03/15/28(b)(h)		244	242,911
Boxer Parent Co., Inc.
6.50%, 10/02/25(e)	EUR	100	104,747
7.13%, 10/02/25(b)(h)	USD	398	396,010
9.13%, 03/01/26(b)(h)		696	694,051
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		304	296,780
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(h)		465	450,823
Cloud Software Group, Inc.(b)(h)
6.50%, 03/31/29		3,482	3,079,240
9.00%, 09/30/29		1,874	1,628,508
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		71	65,352
6.50%, 10/15/28		64	54,543
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		41	34,533
Elastic NV, 4.13%, 07/15/29(b)(h)		376	320,223
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		200	172,196
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)(h)		219	180,003
MicroStrategy, Inc., 6.13%, 06/15/28(b)(h)		451	400,551
Open Text Corp., 6.90%, 12/01/27(b)(h)		956	958,176
Oracle Corp., 3.60%, 04/01/50(h)		785	507,779
Playtika Holding Corp., 4.25%, 03/15/29(b)		78	65,130
Sabre GLBL, Inc., 8.63%, 06/01/27(h)		644	545,988

Security	Par (000)		Value

Software (continued)
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(h)	USD	1,017	$959,682
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)(h)		609	508,828

			12,096,499

Specialized REITs — 0.1%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)(h)		741	725,774

Specialty Retail(b) — 0.2%
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28		343	300,275
7.75%, 02/15/29(h)		587	547,019
Staples, Inc., 7.50%, 04/15/26		170	139,798

			987,092

Technology Hardware, Storage & Peripherals(b) — 0.2%
Seagate HDD Cayman
8.25%, 12/15/29		359	368,692
8.50%, 07/15/31(h)		455	466,732

			835,424

Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc., 4.25%, 03/15/29		25	20,684
Hanesbrands, Inc.
4.88%, 05/15/26		181	165,934
9.00%, 02/15/31(h)		138	131,534
Kontoor Brands, Inc., 4.13%, 11/15/29		98	80,979
Levi Strauss & Co., 3.50%, 03/01/31		16	12,653
William Carter Co., 5.63%, 03/15/27		160	153,880

			565,664

Transportation Infrastructure — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, Series E, 6.75%, 03/30/29(b)		200	193,600
Azzurra Aeroporti SpA, 2.13%, 05/30/24(e)	EUR	100	103,286
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(e)	USD	200	177,902
Heathrow Finance PLC, 4.13%, 09/01/29(c)(e)	GBP	100	98,375
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(h)	USD	435	417,196

			990,359

Utilities(b) — 0.1%
Vistra Operations Co. LLC
7.75%, 10/15/31(l)		321	316,199
6.95%, 10/15/33		210	205,976

			522,175

Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32(h)		900	831,675

Wireless Telecommunication Services — 0.8%
Altice France SA, 2.13%, 02/15/25(e)	EUR	100	99,381
Altice France SA/France
5.88%, 02/01/27(e)		100	90,729
8.13%, 02/01/27(b)(h)	USD	507	449,606
5.50%, 01/15/28(b)(h)		381	293,453
5.50%, 10/15/29(b)(h)		372	267,511
Kenbourne Invest SA, 6.88%, 11/26/24(b)		275	229,075
Rogers Communications, Inc., 5.00%, 03/15/44(h)		545	440,575
SBA Communications Corp., 3.13%, 02/01/29(h)		721	601,366

15

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(b)
4.63%, 06/15/25	USD	75	$72,427
4.63%, 12/01/29(h)		414	367,239
4.13%, 08/15/30(h)		378	321,444
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(e)	GBP	100	99,438
4.50%, 07/15/31(e)		100	95,324
4.75%, 07/15/31(b)(h)	USD	597	482,300

			3,909,868

Total Corporate Bonds — 73.1% (Cost: $380,942,325)			353,449,315

Fixed Rate Loan Interests

Media — 0.1%
AVSC Holding Corp., 2020 Term Loan B3, (5.00% Cash and 10.00% PIK), 15.00%, 10/15/26(k)		372	381,384

Total Fixed Rate Loan Interests — 0.1% (Cost: $363,513)			381,384

Floating Rate Loan Interests(a)

Aerospace & Defense — 1.9%
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.93%, 05/25/28		1,626	1,511,979
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.93%, 05/25/28		331	307,585
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.65%, 10/31/28		441	440,869
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.36%, 08/03/29		153	152,432
Dynasty Acquisition Co., Inc., 2023 Term Loan B1, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28		1,802	1,796,576
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.23%, 02/01/29		453	442,376
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/01/28		1,833	1,827,777
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3-mo. CME Term SOFR + 2.00%), 7.65%, 11/05/28		591	590,356
Standard Aero Ltd., 2023 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28		772	769,961
TransDigm, Inc., 2023 Term Loan I, (3-mo. CME Term SOFR + 3.25%), 8.64%, 08/24/28		1,088	1,088,221

			8,928,132

Automobile Components — 0.4%
Adient U.S. LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.68%, 04/10/28		311	311,202

Security	Par (000)		Value

Automobile Components (continued)
Clarios Global LP, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.07%, 05/06/30	USD	1,221	$1,217,190
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.00%), 10.48%, 11/17/28		574	486,035

			2,014,427

Automobiles — 0.2%
Dealer Tire Financial LLC, Series B, Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 12/14/27		823	823,840

Beverages — 0.6%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.49%, 01/24/30		911	735,163
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.74%, 01/24/29		2,202	2,086,761

			2,821,924

Broadline Retail — 0.9%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.83%, 11/24/28		784	781,614
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.85%, 1.50% PIK), 15.17%, 06/30/27(k)		1,239	1,166,150
PUG LLC
2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.68%, 02/12/27(d)		110	103,998
USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27		1,895	1,784,642
Sally Holdings, LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 02/28/30		290	289,545
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 12/21/27		157	124,264

			4,250,213

Building Products — 0.7%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 05/13/29		109	109,456
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 04/12/28		75	73,409
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 11/23/27		725	681,736
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.92%, 04/28/29		357	356,853
IPS Corp., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 10/02/28		255	246,785
Jeld-Wen, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 07/28/28		332	331,353
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.74%, 12/31/26		1,455	1,449,433

			3,249,025

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets — 1.5%
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.03%, 08/02/29	USD	380	$358,978
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 08/02/28		1,449	1,432,340
Axalta Coating Systems U.S. Holdings, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.90%, 12/20/29		778	778,862
Azalea Topco, Inc., Term Loan, (1-mo. CME Term SOFR + 3.50%), 9.18%, 07/24/26		980	941,416
Castlelake Aviation Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 10/22/26		752	749,930
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 10/22/27		322	320,766
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 06/30/28		620	617,952
2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.82%, 06/30/28		402	401,140
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.24%, 04/03/28		296	291,615
Learning Care Group U.S. No. 2, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.13%, 08/11/28		111	110,815
Osaic Holdings, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.82%, 08/17/28		924	922,787
Press Ganey Holdings, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.43%, 07/24/26		328	315,509

			7,242,110

Chemicals — 2.4%
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 09/30/28		584	575,722
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.42%, 11/24/27		333	325,443
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.32%, 08/27/26		678	662,514
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 8.82%, 08/18/28(d)		606	598,425
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 12/29/27		251	206,827
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.77%, 10/04/29		472	454,288
Element Solutions, Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.32%, 01/31/26		836	834,092
HB Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.57%, 02/15/30		149	149,410
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.42%, 07/03/28		394	348,206
Illuminate Buyer LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 06/30/27		159	158,055

Security	Par (000)		Value

Chemicals (continued)
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.92%, 02/18/30	USD	297	$294,654
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.67%, 10/15/28		148	145,416
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.81%, 10/15/28		886	864,317
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.15%, 03/02/26		577	576,524
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.82%, 03/29/28		970	941,826
Nouryon USA LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 04/03/28		471	464,420
Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 11/09/28		346	344,630
OQ Chemicals Corp., 2017 USD Term Loan B2, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/14/24		944	935,601
PQ Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.97%, 06/09/28		662	658,876
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.63%, 03/16/27		427	423,653
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.69%, 08/02/28		793	789,205
Starfruit Finco BV, 2018 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 10/01/25		53	53,258
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.40%, 09/22/28		761	749,482

			11,554,844

Commercial Services & Supplies — 2.4%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 05/12/28		1,580	1,523,729
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 05/12/28		169	166,254
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 02/15/29		324	318,841
Aramark Services, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.93%, 04/06/28		383	382,612
2023 Term Loan B6, (1-mo. CME Term SOFR + 2.50%), 7.93%, 06/22/30		514	513,163
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.17%, 09/07/27		1,042	1,039,710
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.43%, 10/08/28		419	419,750
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 11/30/28		36	36,228

17

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Services & Supplies (continued)
Covanta Holding Corp. (continued)
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 11/30/28	USD	480	$476,385
GFL Environmental, Inc., 2023 First Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 05/31/27		345	344,424
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.42%, 10/29/28		603	600,770
NEP/NCP Holdco, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.68%, 10/20/25		744	717,044
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.88%, 12/15/28		528	421,931
Prime Security Services Borrower LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.19%, 09/23/26		753	751,391
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 08/31/28		2,266	2,266,428
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.42%, 11/02/27		971	921,096
Viad Corp., Initial Term Loan, (1-mo. CEM Term SOFR + 5.00%), 10.43%, 07/30/28		642	628,205

			11,527,961

Communications Equipment — 0.2%
Ciena Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.82%, 01/18/30		113	112,528
Viasat, Inc.
2023 Term Loan, 05/30/30(o)		397	367,475
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 03/02/29		616	570,908

			1,050,911

Construction & Engineering — 0.6%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.87%, 08/01/30		1,863	1,812,345
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 12/16/27		115	114,134
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 01/21/28		424	423,113
USIC Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.93%, 05/12/28		701	689,184

			3,038,776

Construction Materials — 0.5%
American Builders & Contractors Supply Co., Inc., Series A, 2019 Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.42%, 01/15/27		763	761,313
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.31%, 03/08/29		391	316,626

Security	Par (000)		Value

Construction Materials (continued)
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.99%, 04/29/29	USD	492	$487,902
Quikrete Holdings, Inc., 2023 Term Loan B, 03/19/29(o)		315	314,820
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.94%, 09/22/28		662	662,096

			2,542,757

Consumer Finance — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (Defaulted), 0.00%, 02/17/24(d)(f)(i)		24	2,695

Consumer Staples Distribution & Retail — 0.2%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.43%, 09/13/26		584	583,947
2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.93%, 11/22/28		377	376,811

			960,758

Containers & Packaging — 0.7%
Charter Next Generation, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 12/01/27		1,893	1,873,500
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 08/14/26		506	505,100
Pregis TopCo Corp., 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.07%, 07/31/26		134	133,977
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.75%), 7.17%, 02/04/27		130	130,167
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.68%, 02/05/26		147	146,491
Trident TPI Holdings, Inc., 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.65%, 09/15/28		627	624,012

			3,413,247

Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.38%, 10/28/27		839	792,413

Diversified Consumer Services — 1.4%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 11.17%, 12/10/29		226	192,109
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/11/28		493	469,421
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 11/24/28		859	855,380
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 06/12/30		682	682,320

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Consumer Services (continued)
Sotheby’s, Series L, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 10.07%, 01/15/27	USD	1,198	$1,166,388
Spring Education Group, Inc., Term Loan, 09/29/30(o)		488	487,820
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.43%, 07/30/25		306	305,356
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 10.43%, 09/01/25		1,118	965,280
Wand NewCo 3, Inc., 2020 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/05/26		1,221	1,217,963
WCG Purchaser Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.43%, 01/08/27		627	619,605

			6,961,642

Diversified REITs — 0.1%
RHP Hotel Properties, LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.07%, 05/18/30		421	421,516

Diversified Telecommunication Services — 2.4%
Altice Financing SA
2017 USD Term Loan B, (3-mo. LIBOR US + 2.75%), 8.32%, 07/15/25		433	427,657
USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.32%, 01/31/26		521	515,491
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.81%, 08/15/28		853	770,398
Connect Finco SARL, 2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.82%, 12/11/26		3,062	2,995,224
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.93%, 10/02/27		349	308,560
Iridium Satellite LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.90%, 09/20/30		1,072	1,071,526
Level 3 Financing, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 03/01/27		734	691,784
Lumen Technologies, Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 03/15/27		991	703,934
ORBCOMM, Inc., Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 4.25%), 9.80%, 09/01/28		383	341,564
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 09/25/26		1,611	1,314,017
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.25%), 8.70%, 01/31/29		607	591,406
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 03/09/27		2,372	1,931,284

			11,662,845

Electrical Equipment — 0.1%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.40%, 06/23/28		623	618,344

Security	Par (000)		Value

Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., 2022 Term Loan B, (1-mo. CEM Term SOFR + 2.75%), 8.18%, 07/02/29	USD	605	$602,524

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 06/28/24(d)		16	11,043
2020 Take Back Term Loan, (1-mo. CME Term SOFR + 4.00%, 3.00% PIK), 12.43%, 06/30/25(k)		117	62,644

			73,687

Entertainment — 2.6%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.45%, 04/22/26		662	531,886
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.74%, 05/24/29		45	45,510
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 03/08/30		483	479,260
City Football Group Ltd., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 07/21/28		929	922,990
Creative Artists Agency LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.82%, 11/27/28		1,271	1,265,198
Delta 2 Lux SARL, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 01/15/30		879	878,391
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (6-mo. LIBOR US at 1.00% Floor + 3.00%), 8.73%, 03/08/24		1,828	1,765,760
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.17%, 10/19/26		1,713	1,707,968
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.18%, 03/13/28		715	714,125
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.13%, 01/23/25		522	521,392
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.37%, 04/29/26		588	586,673
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.18%, 05/18/25		1,559	1,555,420
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.56%, 01/20/28		1,432	1,430,322

			12,404,895

Financial Services — 2.1%
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/21/28		626	624,622
Belron Finance U.S. LLC 2018 Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.88%, 11/13/25		177	177,220

19

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Financial Services (continued)
Belron Finance U.S. LLC (continued)
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.25%), 7.88%, 10/30/26	USD	404	$403,409
2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.43%), 8.06%, 04/13/28		916	912,073
Belron Luxembourg SARL, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.16%, 04/18/29		219	219,382
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.14%, 04/09/27		2,781	2,708,273
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.40%, 04/07/28		792	744,480
GIP Pilot Acquisition Partners LP, Term Loan, 09/18/30(d)(o)		149	148,441
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 12/17/27		389	378,896
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.67%, 03/24/25		1,040	1,036,932
Sotera Health Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 12/11/26		1,090	1,079,053
Travelport Finance SARL, 2023 Consented Term Loan, (3-mo. CME Term SOFR + 8.50%), 13.89%, 05/29/26		511	293,032
UPC Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 2.93%), 8.37%, 01/31/29		341	335,875
WEX, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.68%, 03/31/28		426	426,369
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 10/19/27		774	771,513

			10,259,570

Food Products — 2.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 10/01/25		827	793,707
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR + 2.50%), 7.82%, 10/10/26		134	131,843
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.93%, 10/25/27		1,879	1,877,682
Froneri International Ltd., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.67%, 01/29/27		1,977	1,960,833
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. LIBOR US + 3.69%), 9.27%, 05/23/25		233	202,586
Hostess Brands, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.89%, 06/28/30		742	742,452
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.47%, 11/12/29		426	425,749

Security	Par (000)		Value

Food Products (continued)
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 06/08/28	USD	1,252	$1,250,229
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.90%, 03/31/28		642	625,133
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 01/20/28		1,373	1,371,050

			9,381,264

Ground Transportation — 0.4%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.18%, 04/06/28		272	269,085
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 08/06/27		479	475,123
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.91%, 08/04/25		363	324,771
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.16%, 03/03/30		814	813,109

			1,882,088

Health Care Equipment & Supplies — 1.3%
Bausch & Lomb Corp., 2023 Incremental Term Loan, 09/14/28(d)(o)		460	453,675
Bausch and Lomb, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.76%, 05/10/27		973	944,299
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.66%, 11/03/28		1,578	1,552,485
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.50%), 10.15%, 03/05/26		436	404,748
Insulet Corp., Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.68%, 05/04/28		282	280,934
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 10/23/28		2,836	2,826,801

			6,462,942

Health Care Providers & Services — 1.2%
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 09/29/28		461	458,140
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.80%, 11/08/27		954	950,245
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 11/01/28		1,227	1,221,041
Envision Healthcare Corp., 2022 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.64%, 03/31/27		607	136,676
EyeCare Partners LLC
2020 Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 02/18/27		848	591,953

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
EyeCare Partners LLC (continued)
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.75%), 12.18%, 11/15/29	USD	176	$91,670
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 11/15/28		193	132,667
MED ParentCo LP, 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.68%, 08/31/26		329	313,253
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.52%, 11/01/29		247	220,448
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 10/27/28		609	610,151
PetVet Care Centers LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.92%, 02/14/25		20	20,303
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.77%, 11/01/28		486	469,066
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.19%, 08/31/26		405	404,608
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.67%, 05/16/29		125	125,374

			5,745,595

Health Care Technology — 1.0%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.57%, 02/15/29		1,669	1,635,437
Polaris Newco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.43%, 06/02/28		2,184	2,087,766
Verscend Holding Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 08/27/25		1,252	1,250,271

			4,973,474

Hotels, Restaurants & Leisure — 3.4%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 02/02/26		865	828,363
Alterra Mountain Co., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 05/31/30		78	77,805
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.84%, 10/02/28		296	290,161
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2023 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.57%, 09/23/30		1,368	1,362,427
Caesars Entertainment, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 02/06/30		588	587,680
Carnival Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.33%, 08/08/27		493	491,151
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.42%, 03/17/28		754	753,064

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
ECL Entertainment, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 15.82%, 08/31/30	USD	248	$247,276
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/27/29		2,357	2,330,728
Flutter Financing BV, 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.90%, 07/22/28		618	618,069
Four Seasons Hotels Ltd., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.89%, 11/30/29		1,357	1,357,792
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 7.17%, 06/22/26		1,057	1,056,274
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 12/15/27		1,399	1,392,879
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.67%, 03/09/28		492	290,151
PENN Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.17%, 05/03/29		611	609,293
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 01/05/29		224	224,229
Scientific Games International, Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 04/14/29		625	623,796
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 08/25/28		303	301,612
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.90%, 07/21/26		556	554,919
Station Casinos LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 0.25% Floor + 2.25%), 7.67%, 02/08/27		1,020	1,016,954
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 08/03/28		1,238	1,231,489
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.67%, 05/24/30		199	198,714

			16,444,826

Household Durables — 1.0%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.90%, 05/17/28		688	565,197
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.89%, 02/26/29		1,398	1,359,515
Serta Simmons Bedding, LLC, 2023 New Term Loan, 06/29/28(o)		199	197,326

21

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Household Durables (continued)
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 10/06/28	USD	1,456		$1,234,840
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 10/30/27		1,674		1,503,908

				4,860,786

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 07/31/30		611		607,287
Calpine Corp., 2019 Term Loan B10, (1-mo. CME Term SOFR + 2.00%), 7.43%, 08/12/26		282		281,782
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 8.18%, 12/15/27		632		629,662

				1,518,731

Industrial Conglomerates — 0.0%
Stitch Aquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.40%, 07/28/28		259		197,059

Insurance — 2.4%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.93%, 11/05/27		2,441		2,434,091
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/05/27		1,286		1,283,350
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.68%, 02/19/28		1,106		1,098,423
2023 Incremental Term Loan B, (1-mo. CEM Term SOFR + 2.75%), 8.18%, 02/19/28		223		222,895
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27		1,080		1,077,219
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 02/12/27		280		280,082
2023 Term Loan B4, 02/12/27(o)		128		128,000
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.94%, 10/14/27		225		222,610
HUB International Ltd.
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.37%, 11/10/29		304		303,911
2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.58%, 06/20/30		1,473		1,475,191
Jones Deslauriers Insurance Management, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.62%, 03/15/30		587		588,104
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 09/01/27		645		644,333
USI, Inc.
2019 Incremental Term Loan B, (3-mo. LIBOR US + 3.25%), 8.90%, 12/02/26		—	(p)	1

Security		Par (000)	Value

Insurance (continued)
USI, Inc. (continued)
2022 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.14%, 11/22/29	USD	1,085	$1,083,362
2023 Acquisition Term Loan, 09/27/30(o)		251	250,267
2023 Refi Term Loan, 09/27/30(o)		287	286,044

			11,377,883

Interactive Media & Services — 0.7%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.54%, 02/16/28		207	203,320
Adevinta ASA, USD Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.32%, 06/26/28		427	426,771
Camelot Finance SA, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 10/30/26		989	988,030
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.43%, 10/30/26		1,130	1,126,721
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.17%, 10/10/25		306	305,782
Grab Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.93%, 01/29/26		478	479,922

			3,530,546

IT Services — 1.8%
Asurion LLC
2020 Term Loan B8, (3-mo. CME Term SOFR + 3.25%), 8.68%, 12/23/26		840	821,122
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.25%), 10.68%, 01/31/28		364	326,887
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.25%), 10.68%, 01/20/29		538	475,839
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.25%), 9.67%, 08/19/28		671	651,352
Epicor Software Corp.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 13.17%, 07/31/28		296	296,323
2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 07/30/27		285	284,228
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.49%, 10/01/27		1,309	1,274,680
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 08/10/27		817	815,345
2022 Term Loan B5, (1-mo. CME Term SOFR + 2.50%), 7.82%, 11/09/29		650	650,297
GTCR W Merger Sub LLC, USD Term Loan B, 09/20/30(o)		833	832,392
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 02/24/28		1,857	1,852,419
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.43%, 06/28/29		260	257,469

			8,538,353

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Leisure Products — 0.2%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.42%, 12/01/28	USD	295	$287,946
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		308	307,524
Topgolf Callaway Brands Corp., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.92%, 03/15/30		527	523,944

			1,119,414

Life Sciences Tools & Services — 1.4%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.67%, 11/08/27		827	826,081
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.44%, 02/22/28		1,029	1,004,369
Curia Global, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.22%, 08/30/26		93	76,667
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.93%, 02/04/27		485	475,297
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 07/01/30		211	210,588
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CEM Term SOFR + 2.25%), 7.90%, 07/03/28		962	960,769
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 10/19/27		959	932,972
Parexel International Corp., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 11/15/28		1,503	1,491,024
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.90%, 07/03/28		240	239,377
Star Parent, Inc., 2023 Term Loan B, 09/19/30(o)		444	433,579

			6,650,723

Machinery — 2.9%
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.86%, 08/17/26		919	918,275
Barnes Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.42%, 09/03/30		220	220,110
Clark Equipment Co., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.99%, 04/20/29		126	126,344
Columbus McKinnon Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 05/14/28		143	143,284
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 10/21/28		489	486,678
2023 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.68%, 10/21/28		1,101	1,101,866
Gardner Denver, Inc., 2020 USD Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 7.17%, 03/01/27		875	875,587

Security		Par (000)		Value

Machinery (continued)
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.82%, 03/31/27	USD	1,199		$1,194,365
Generac Power Systems, Inc., 2019 Term Loan B, 12/13/26(o)		155		154,547
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.75%), 7.17%, 03/01/27		191		190,887
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 06/21/28		1,822		1,789,379
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.89%, 11/22/29		1,063		1,064,180
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 04/05/29		1,015		1,012,043
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.65%, 03/28/25		1,799		1,782,079
Vertical U.S. Newco, Inc., Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 9.38%, 07/30/27		1,400		1,395,764
Vertiv Group Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 03/02/27		1,223		1,220,383
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.43%, 10/04/28		438		437,922

				14,113,693

Media — 1.4%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.83%, 06/30/28		205		197,932
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.57%, 03/03/25		648		622,467
Cable One, Inc., 2021 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 05/03/28		132		130,772
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (3-mo. CME Term SOFR + 1.75%), 7.12%, 04/30/25		600		599,640
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.13%, 08/21/26		1,044		1,012,245
Cogeco Financing 2 LP, 2023 Term Loan B, 09/29/28(o)		666		648,633
CSC Holdings LLC
2017 Term Loan B1, (1-mo. LIBOR US + 2.25%), 7.70%, 07/17/25		263		254,300
2019 Term Loan B5, (1-mo. CME Term SOFR + 2.50%), 7.95%, 04/15/27		859		775,864
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.43%, 08/02/27		1,113		1,086,869
MH Sub I LLC, 2020 Incremental Term Loan, 09/13/24(o)		—	(p)	1
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 9.17%, 04/21/29		796		551,576

23

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Voyage Digital Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.63%, 05/11/29(d)	USD	404	$403,433
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.50%), 7.95%, 04/30/28	.	510	497,673

			6,781,405

Oil, Gas & Consumable Fuels — 0.9%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28	.	1,772	1,753,758
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 09/19/29		102	101,588
Medallion Midland Acquisition LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 10/18/28		889	889,422
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 10/05/28		1,475	1,472,143

			4,216,911

Passenger Airlines — 1.7%
AAdvantage Loyalty IP Ltd., Series AA, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.34%, 04/20/28		1,427	1,468,670
Air Canada, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 08/11/28		1,164	1,163,228
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.75%), 7.32%, 01/29/27		1,572	1,544,506
Series AA, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.54%, 02/15/28		1,148	1,139,006
Kestrel Bidco, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.42%, 12/11/26		473	462,745
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.80%, 06/21/27		1,156	1,199,244
United Airlines, Inc., Series AA, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 04/21/28		1,318	1,317,986

			8,295,385

Personal Care Products — 0.8%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.24%, 10/01/26		3,897	3,887,938

Pharmaceuticals — 1.2%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 05/04/25		669	655,745
Amynta Agency Borrower, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.42%, 02/28/28		409	408,349
Bausch Health Cos., Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.67%, 02/01/27		571	462,794
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 08/01/27		1,085	1,063,256
Jazz Financing Lux SARL, USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 05/05/28		1,069	1,067,845

Security		Par (000)	Value

Pharmaceuticals (continued)
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 06/02/28	USD	825	$822,945
Perrigo Investments LLC, Term Loan B, 04/20/29(o)		470	467,796
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.49%, 11/18/27(d)		624	615,103

			5,563,833

Professional Services — 2.4%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 02/04/28		913	911,387
ASGN, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 08/30/30		204	204,510
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28		2,201	2,029,153
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR + 3.00%), 8.32%, 01/18/29		301	300,506
2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/06/26		1,942	1,937,267
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.74%, 07/06/29		307	303,125
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.74%, 07/06/29		666	656,770
Fleetcor Technologies Operating Co. LLC, Series C, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.17%, 04/28/28		940	935,919
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 04/29/29		979	931,424
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1-mo. LIBOR US + 3.75%) , 9.20%, 07/11/25		299	299,027
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 7.17%, 11/16/26		746	744,246
2021 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 12/01/28		1,249	1,247,730
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.67%, 02/28/27		1,056	1,050,854

			11,551,918

Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.18%, 08/21/25		47	46,791
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 01/31/30		895	878,430
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/31/30		445	440,550

			1,365,771

Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments, Inc.
2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.17%, 08/17/29		753	751,932

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc. (continued)
2023 Term Loan B, 10/03/30(o)		165	$164,582
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.91%, 12/02/28	USD	251	249,259

			1,165,773

Software — 6.1%
Applied Systems, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.14%, 09/17/27		90	90,131
2022 Extended 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.89%, 09/18/26		244	244,801
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.87%, 08/15/29		475	469,855
Boxer Parent Co., Inc., 2021 USD Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 10/02/25		560	558,648
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 09/21/28		721	718,602
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 07/06/29		1,198	1,197,301
Cloud Software Group, Inc., 2022 USD Term Loan B, (3-mo. CEM Term SOFR + 4.50%), 9.99%, 03/30/29		2,916	2,799,705
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.42%, 10/08/29		457	431,865
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 10/08/28(d)		377	369,746
Cornerstone OnDemand, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 10/16/28		452	428,922
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.57%, 12/01/28(d)		186	177,630
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 02/04/28		112	111,484
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 12/01/27		1,546	1,545,765
Helios Software Holdings, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.74%, 07/18/30		556	552,803
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.18%, 10/27/28		1,224	1,218,522
Instructure Holdings, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.68%, 10/30/28		307	306,361
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.63%, 07/27/28		1,010	748,246
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.88%, 07/27/29		936	430,438

Security		Par (000)	Value

Software (continued)
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 03/01/29	USD	1,621	$1,581,441
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.57%, 02/23/29		1,005	887,518
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 05/03/28		3,277	3,166,336
NortonLifeLock, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.42%, 09/12/29		761	758,363
Proofpoint, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 08/31/28		2,370	2,348,216
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 04/24/28		3,427	3,384,018
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.93%, 04/23/29		480	480,600
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.37%, 08/01/25		736	734,496
Sophia LP, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 10/07/27		741	738,382
SS&C Technologies, Inc.
2018 Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 7.18%, 04/16/25		464	464,058
2018 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.18%, 04/16/25		438	437,946
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.62%, 05/03/27		788	786,149
Ultimate Software Group, Inc.
2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.62%, 05/04/26		58	57,492
Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.22%, 05/04/26		762	760,142
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.09%, 07/20/28		134	132,261
ZoomInfo LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/28/30		88	88,222

			29,206,465

Specialty Retail — 1.4%
CD&R Firefly Bidco Ltd., 2023 GBP Term Loan B5, (3-mo. SONIA + 6.00%), 11.04%, 06/21/28	GBP	1,000	1,188,987
EG America LLC, 2018 USD Term Loan, (1-mo. SOFR + 4.00%), 9.41%, 02/07/25	USD	1,020	1,002,406
EG Group Ltd., 2021 Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.73%, 03/31/26		214	214,000
Mavis Tire Express Services Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 05/04/28		1,258	1,253,639
PetSmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/11/28		1,606	1,598,853
Pilot Travel Centers LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.42%, 08/04/28		755	753,514

25

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 10/20/28	USD	361	$346,173
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.93%, 10/20/28		312	299,175
RVR Dealership Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 02/08/28(d)		96	85,497

			6,742,244

Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., Term Loan, (1-mo. CME Term SOFR + 5.00%), 10.42%, 07/23/26		276	181,886

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.53%, 02/20/29		399	399,574
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 03/08/30(d)		238	232,455

			632,029

Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 05/19/28		608	607,221
Core & Main LP, 2021 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.84%, 07/27/28		1,796	1,790,581
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28		1,805	1,785,405
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.92%, 06/02/28		404	399,465
TMK Hawk Parent Corp.(d)
2020 Super Priority First Out Term Loan A, (3-mo. CME Term SOFR + 9.50%), 15.17%, 05/30/24		164	162,370
2020 Super Priority Second Out Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.17%, 08/28/24		1,297	830,124

			5,575,166

Transportation Infrastructure — 0.3%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 09/22/28		358	356,604
KKR Apple Bidco LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 09/22/28		476	472,290
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.57%, 12/15/26(d)		628	621,892
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.64%, 03/17/30		160	155,056

			1,605,842

Wireless Telecommunication Services — 0.4%
Digicel International, 2017 Term Loan B1, 05/27/24(o)		18	16,277

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Digicel International Finance Ltd., 2017 Term Loan B, (3-mo. LIBOR US + 3.25%), 8.90%, 05/28/24	USD	420	$376,555
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 04/30/28		367	365,729
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.17%, 04/11/25		1,044	1,043,134

			1,801,695

Total Floating Rate Loan Interests — 60.6% (Cost: $296,852,983)			292,590,694

Foreign Agency Obligations

Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29(e)		200	195,882

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42(h)		200	161,234

Colombia — 0.1%
Colombia Government International Bond(h)
3.13%, 04/15/31		430	317,555
8.00%, 04/20/33		200	197,594

			515,149

Dominican Republic — 0.1%
Dominican Republic International Bond(b)
4.50%, 01/30/30		200	169,034
7.05%, 02/03/31		150	144,686
4.88%, 09/23/32(h)		300	243,507

			557,227

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		200	100,398

Guatemala — 0.0%
Guatemala Government Bond, 4.65%, 10/07/41(b)		200	147,206

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%, 03/03/28(e)(h)		200	186,680

Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27(b)		200	171,326

Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(b)		200	171,108

Oman — 0.1%
Oman Government International Bond, 6.50%, 03/08/47(e)		308	274,443

Romania — 0.1%
Romanian Government International Bond 5.25%, 11/25/27(b)		62	60,206

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Romania (continued)
Romanian Government International Bond (continued)
2.50%, 02/08/30(e)	EUR	138	$119,274
2.12%, 07/16/31(e)		156	121,963

			301,443

South Africa — 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/29	USD	200	171,238
5.00%, 10/12/46		230	141,857

			313,095

Sri Lanka — 0.1%
Sri Lanka Government International Bond(e)(f)(i)
6.85%, 03/14/24(h)		200	94,440
6.35%, 06/28/24		200	94,652

			189,092

Ukraine — 0.0%
Ukraine Government International Bond(f)(i)
9.75%, 11/01/30(e)		236	69,620
7.25%, 03/15/35(b)		200	52,300

			121,920

Total Foreign Agency Obligations — 0.7% (Cost: $4,275,163)			3,406,203

		Shares

Investment Companies

Fixed Income Funds — 1.5%
Invesco Senior Loan ETF		345,501	7,252,066

Total Investment Companies — 1.5% (Cost: $7,295,938)			7,252,066

		Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.4%
Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	983	537,842
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,755	744,377
Series 2007-19, Class 1A1, 6.00%, 08/25/37		545	273,139
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35		93	84,587
Series 2006-17, Class A2, 6.00%, 12/25/36		612	238,909
Series 2007-HY5, Class 3A1, 5.06%, 09/25/37(a)		240	209,080
COLT Mortgage Loan Trust(b)(c)
Series 2022-7, Class A1, 5.16%, 04/25/67		2,074	2,019,207
Series 2022-9, Class A1, 6.79%, 12/25/67		275	275,271
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, 06/25/66(a)(b)		208	162,143
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(a)(b)		1,437	1,335,882
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.63%, 10/25/35(a)		304	166,351

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
JP Morgan Mortgage Trust, Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)	USD	382	$351,190
OBX Trust
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62(b)(c)		91	90,997
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		1,173	1,173,933
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)(c)		576	533,466
Verus Securitization Trust(b)(c)
Series 2022-3, Class A1, 4.13%, 02/25/67		1,394	1,254,002
Series 2022-7, Class A1, 5.15%, 07/25/67		1,661	1,616,068
Series 2022-INV2, Class A1, 6.79%, 10/25/67		421	420,542

			11,486,986

Commercial Mortgage-Backed Securities(b) — 0.9%
BX Commercial Mortgage Trust(a)
Series 2019-XL, Class A, (1-mo. Term SOFR + 1.03%), 6.37%, 10/15/36		932	928,683
Series 2021-CIP, Class A, (1-mo. Term SOFR + 1.04%), 6.37%, 12/15/38		1,000	978,669
Series 2021-XL2, Class A, (1-mo. Term SOFR + 0.80%), 6.14%, 10/15/38		383	374,250
BX Trust, Series 2022 VAMF, Class A, (1-mo. Term SOFR + 0.85%), 6.18%, 01/15/39(a)		1,200	1,174,406
Citigroup Commercial Mortgage Trust, Series 2019- SMRT, Class A, 4.15%, 01/10/36		800	798,494

			4,254,502

Total Non-Agency Mortgage-Backed Securities — 3.3% (Cost: $16,941,700)			15,741,488

		Benefical Interest (000)

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(q)	USD	918	—

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(d)(q)		861	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)

Preferred Securities

Capital Trusts — 3.8%(a)

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(j)	USD	365	311,932

Banks(j) — 1.0%
AIB Group PLC, 5.25%(e)	EUR	200	201,406
Bank of East Asia Ltd., 5.88%(e)	USD	250	215,137
ING Groep NV, 3.88%(h)		1,750	1,262,592
Nordea Bank Abp, 3.75%(b)(h)		560	407,195
PNC Financial Services Group, Inc.(h) Series V, 6.20%		290	266,512

27

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
PNC Financial Services Group, Inc.(h) (continued)
Series W, 6.25%	USD	289	$247,735
Rizal Commercial Banking Corp., 6.50%(e)		200	181,476
Wells Fargo & Co.(h)
7.63%		439	442,585
Series S, 5.90%		1,500	1,469,933
Woori Bank, 4.25%(e)		250	240,515

			4,935,086

Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 6.14%(e)(j)	EUR	200	203,017

Electric Utilities — 0.4%
Edison International, Series B, 5.00%(j)	USD	175	149,568
EDP - Energias de Portugal SA, 5.94%, 04/23/83(e)	EUR	100	104,668
Electricite de France SA, 3.00%(e)(j)		200	178,824
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(h)	USD	1,750	1,611,472

			2,044,532

Financial Services(j) — 2.0%
Bank of America Corp.(h)
Series DD, 6.30%		215	210,934
Series X, 6.25%		1,929	1,897,814
Series Z, 6.50%		143	142,086
Barclays PLC
4.38%(h)		455	315,789
8.00%		210	188,463
BNP Paribas SA, 6.88%(e)	EUR	200	200,856
Citigroup, Inc., 7.63%	USD	223	217,559
Credit Agricole SA, 4.75%(b)(h)		200	151,941
HSBC Holdings PLC, 6.00%(h)		415	368,977
JPMorgan Chase & Co., Series FF, 5.00%(h)		2,000	1,933,140
Lloyds Banking Group PLC
8.00%		265	237,564
7.50%(h)		1,250	1,167,845
NatWest Group PLC, 6.00%(h)		1,185	1,087,428
Societe Generale SA, 5.38%(b)(h)		2,250	1,604,419

			9,724,815

Independent Power and Renewable Electricity Producers(b)(j) — 0.2%
NRG Energy, Inc., 10.25%(h)		452	442,691
Vistra Corp., 7.00%		240	219,000

			661,691

Media — 0.0%
SES SA, 2.88%(e)(j)	EUR	100	92,461

Oil, Gas & Consumable Fuels — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(e)(j)		100	96,374

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 2.63%, 08/27/80(e)		100	96,226

			18,166,134

Security		Shares	Value

Preferred Stocks — 0.5%

Capital Markets(a)(j) — 0.5%
Morgan Stanley
Series F		55,000	$1,375,000
Series K		53,253	1,237,067

			2,612,067

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $136,229)(g)		139,135	932

			2,612,999

Total Preferred Securities — 4.3% (Cost: $23,855,551)			20,779,133

		Par (000)

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K042, Class X1, 1.15%, 12/25/24(a)	USD	31,500	306,719

Mortgage-Backed Securities(l)(r) — 4.4%
Uniform Mortgage-Backed Securities
3.50%, 10/12/53		9,000	7,739,297
5.00%, 10/12/53		9,600	9,057,000
5.50%, 10/12/53		4,600	4,445,289

			21,241,586

Total U.S. Government Sponsored Agency Securities — 4.5% (Cost: $22,010,271)			21,548,305

		Shares

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(f)		1,357	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(f)		345	7,352

Total Warrants — 0.0% (Cost: $ — )			7,352

Total Long-Term Investments — 155.7% (Cost: $796,814,554)			752,117,646

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(s)(t)	1,512,322	$1,512,322

Total Short-Term Securities — 0.3% (Cost: $1,512,322)		1,512,322

Total Investments — 156.0% (Cost: $798,326,876)		753,629,968

Liabilities in Excess of Other Assets — (56.0)%		(270,453,189)

Net Assets — 100.0%		$483,176,779

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $45,443, representing less than 0.05% of its net assets as of period end, and an original cost of $172,521.

(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Perpetual security with no stated maturity date.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	When-issued security.
(m)	Convertible security.
(n)	Zero-coupon bond.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rounds to less than 1,000.
(q)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)	Represents or includes a TBA transaction.
(s)	Affiliate of the Fund.
(t)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,474,663	$37,659	(a)	$—	$—	$—	$1,512,322	1,512,322	$101,586	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
HSBC Securities (USA), Inc.	5.50	%(b)	11/29/22	Open		$811,250	$844,911	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50	(b)	12/28/22	Open		670,312	695,975	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50	(b)	12/28/22	Open		900,000	934,456	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.75	(b)	12/30/22	Open		191,595	198,572	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	06/30/23	Open		182,868	185,326	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	07/12/23	Open		926,520	937,629	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	07/12/23	Open		734,081	743,163	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50	(b)	07/17/23	Open		441,750	446,744	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50	(b)	07/17/23	Open		808,875	818,020	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50	(b)	07/17/23	Open		457,500	462,672	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.55	(b)	07/17/23	Open		380,100	384,437	Capital Trusts	Open/Demand
Barclays Bank PLC	5.55	(b)	07/17/23	Open		1,229,375	1,243,404	Capital Trusts	Open/Demand
Barclays Bank PLC	5.55	(b)	07/17/23	Open		449,375	454,503	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.55	(b)	07/17/23	Open		1,847,500	1,868,582	Capital Trusts	Open/Demand
Barclays Bank PLC	5.60	(b)	07/17/23	Open		2,366,250	2,393,501	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	07/17/23	Open		144,113	145,787	Corporate Bonds	Open/Demand

29

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	5.48	%(b)	07/19/23	Open		$442,470	$447,325	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	07/20/23	Open		575,392	581,844	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	07/20/23	Open		431,685	436,525	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.64	(b)	07/24/23	Open		913,640	923,282	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.64	(b)	07/24/23	Open		1,249,755	1,262,944	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15	(b)	07/25/23	Open		262,650	265,139	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	07/25/23	Open		251,680	254,208	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	07/25/23	Open		550,500	556,029	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.50	(b)	07/26/23	Open		682,055	688,871	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	07/27/23	Open		264,615	267,273	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	07/28/23	Open		187,773	189,531	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	07/28/23	Open		350,323	353,695	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	07/31/23	Open		873,750	881,981	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	07/31/23	Open		2,315,651	2,337,546	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.25	(b)	07/31/23	Open		320,152	323,046	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35	(b)	07/31/23	Open		262,748	265,168	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35	(b)	07/31/23	Open		532,496	537,403	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	07/31/23	Open		816,377	824,040	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	07/31/23	Open		601,895	607,648	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	07/31/23	Open		1,085,962	1,096,343	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	07/31/23	Open		263,301	265,817	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	07/31/23	Open		593,687	599,362	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	07/31/23	Open		327,025	330,151	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	07/31/23	Open		440,800	445,013	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	07/31/23	Open		502,330	507,131	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	07/31/23	Open		658,800	665,210	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	08/02/23	Open		405,131	408,825	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.75	)(b)	08/04/23	Open		245,164	244,496	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	08/04/23	Open		145,500	146,745	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.55	(b)	08/04/23	Open		133,705	134,859	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.55	(b)	08/04/23	Open		287,906	290,392	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.55	(b)	08/04/23	Open		329,085	331,926	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.55	(b)	08/04/23	Open		201,294	203,032	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.55	(b)	08/04/23	Open		27,549	27,787	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.55	(b)	08/04/23	Open		570,977	575,907	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.70	(b)	08/04/23	Open		299,393	302,047	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50	(b)	08/04/23	Open		210,755	212,230	Corporate Bonds	Open/Demand
BNP Paribas SA	5.07	(b)	08/04/23	Open		60,316	60,792	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15	(b)	08/04/23	Open		169,950	171,311	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30	(b)	08/04/23	Open		827,647	834,471	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30	(b)	08/04/23	Open		422,001	425,480	Corporate Bonds	Open/Demand
BNP Paribas SA	5.32	(b)	08/04/23	Open		826,250	833,088	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37	(b)	08/04/23	Open		145,508	146,723	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	08/04/23	Open		110,685	111,613	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	08/04/23	Open		286,110	288,509	Corporate Bonds	Open/Demand
BNP Paribas SA	5.41	(b)	08/04/23	Open		391,310	394,603	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	08/04/23	Open		240,570	242,606	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	08/04/23	Open		215,025	216,845	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		274,500	276,827	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		158,868	160,214	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		339,439	342,316	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		1,440,000	1,452,208	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		586,250	591,220	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48	(b)	08/04/23	Open		380,736	383,982	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	08/04/23	Open		274,730	277,076	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	08/04/23	Open		92,188	92,975	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	08/04/23	Open		266,438	268,713	Capital Trusts	Open/Demand
BNP Paribas SA	5.49	(b)	08/04/23	Open		467,325	471,316	Corporate Bonds	Open/Demand
BNP Paribas SA	5.50	(b)	08/04/23	Open		1,216,687	1,227,097	Corporate Bonds	Open/Demand
BNP Paribas SA	5.53	(b)	08/04/23	Open		966,250	974,562	Corporate Bonds	Open/Demand
BNP Paribas SA	5.53	(b)	08/04/23	Open		927,500	935,479	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	5.54	%(b)	08/04/23	Open		$1,789,147	$1,804,566	Capital Trusts	Open/Demand
BNP Paribas SA	5.56	(b)	08/04/23	Open		506,325	510,704	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65	(b)	08/04/23	Open		637,200	642,800	Corporate Bonds	Open/Demand
BNP Paribas SA	5.68	(b)	08/04/23	Open		336,785	339,761	Corporate Bonds	Open/Demand
BNP Paribas SA	5.68	(b)	08/04/23	Open		331,200	334,126	Corporate Bonds	Open/Demand
BNP Paribas SA	5.70	(b)	08/04/23	Open		1,431,562	1,444,256	Capital Trusts	Open/Demand
BNP Paribas SA	5.70	(b)	08/04/23	Open		1,060,937	1,070,344	Capital Trusts	Open/Demand
Credit Agricole Corporate and Investment Bank	5.50	(b)	08/04/23	Open		621,250	626,565	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.52	(b)	08/04/23	Open		172,200	173,679	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.52	(b)	08/04/23	Open		317,156	319,880	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.52	(b)	08/04/23	Open		172,250	173,729	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.55	(b)	08/04/23	Open		445,550	449,397	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.57	(b)	08/04/23	Open		286,634	289,117	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.59	(b)	08/04/23	Open		265,000	267,304	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.59	(b)	08/04/23	Open		387,090	390,456	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.59	(b)	08/04/23	Open		271,180	273,538	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.61	(b)	08/04/23	Open		849,800	857,216	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.00	(b)	08/04/23	Open		242,938	244,827	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		202,120	203,834	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		1,137,767	1,147,413	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		345,530	348,459	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		293,028	295,512	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		1,164,240	1,174,110	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/04/23	Open		531,812	536,404	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/04/23	Open		262,194	264,457	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/04/23	Open		647,377	652,967	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/04/23	Open		329,160	332,002	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/04/23	Open		216,675	218,546	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/04/23	Open		307,871	310,529	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/04/23	Open		434,542	438,294	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/04/23	Open		544,706	549,409	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/04/23	Open		4,625,562	4,665,188	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/04/23	Open		904,399	912,207	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/04/23	Open		912,340	920,217	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/04/23	Open		415,388	418,974	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/04/23	Open		858,850	865,998	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		158,595	159,947	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		111,214	112,162	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		205,494	207,245	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		259,740	261,954	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		119,531	120,550	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		321,500	324,241	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		264,000	266,250	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		910,000	917,757	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		190,193	191,814	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		260,440	262,660	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		518,362	522,781	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		634,694	640,104	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		221,835	223,726	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		205,410	207,161	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		284,299	286,722	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.50	(b)	08/04/23	Open		160,885	162,262	Foreign Agency Obligations	Open/Demand

31

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	5.57	%(b)	08/04/23	Open		$1,316,460	$1,327,866	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	08/04/23	Open		566,640	571,594	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	08/04/23	Open		756,560	763,174	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	08/04/23	Open		225,625	227,597	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	08/04/23	Open		2,470,785	2,492,385	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	08/04/23	Open		355,994	359,039	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	08/04/23	Open		875,000	882,486	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	08/04/23	Open		266,494	268,774	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	08/04/23	Open		400,950	404,380	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	08/04/23	Open		798,750	805,584	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	08/04/23	Open		330,300	333,126	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	08/04/23	Open		394,219	397,592	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	08/04/23	Open		155,763	157,095	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	08/04/23	Open		750,612	757,034	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53	(b)	08/04/23	Open		1,348,725	1,360,327	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53	(b)	08/04/23	Open		316,125	318,844	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53	(b)	08/04/23	Open		588,250	593,310	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53	(b)	08/04/23	Open		2,749	2,772	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53	(b)	08/04/23	Open		212,088	213,912	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53	(b)	08/04/23	Open		1,440,577	1,452,970	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.63	(b)	08/04/23	Open		590,570	595,742	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.63	(b)	08/04/23	Open		335,685	338,625	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.63	(b)	08/04/23	Open		232,470	234,506	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.63	(b)	08/04/23	Open		356,589	359,712	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		143,426	144,687	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		170,625	172,125	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		301,000	303,645	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		358,530	361,681	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		165,538	166,992	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		296,901	299,511	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		271,800	274,189	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		267,908	270,262	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		191,250	192,931	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		301,703	304,354	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		230,505	232,531	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		117,004	118,032	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		498,482	502,864	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		874,470	882,156	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		476,280	480,466	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		248,063	250,243	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		425,722	429,464	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		97,879	98,739	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		181,905	183,504	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		188,100	189,753	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		181,200	182,793	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		383,125	386,492	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		1,095,710	1,105,340	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/04/23	Open		144,550	145,820	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.67	(b)	08/04/23	Open		311,395	314,142	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		95,250	96,063	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		414,413	417,952	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		197,056	198,739	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		242,500	244,571	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		169,044	170,487	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		196,826	198,507	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	08/04/23	Open		1,105,500	1,114,958	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.53	(b)	08/04/23	Open		187,000	188,609	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.55	(b)	08/04/23	Open		1,956,285	1,973,174	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.60	(b)	08/04/23	Open		150,091	151,399	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.63	(b)	08/04/23	Open		800,800	807,813	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.63	(b)	08/04/23	Open		1,109,572	1,119,290	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.63	(b)	08/04/23	Open		1,454,467	1,467,205	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	5.64	%(b)	08/04/23	Open		$593,221	$598,426	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.64	(b)	08/04/23	Open		551,445	556,283	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.64	(b)	08/04/23	Open		247,845	250,019	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/04/23	Open		88,506	89,284	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/04/23	Open		521,032	525,612	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/04/23	Open		472,106	476,256	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/04/23	Open		433,225	437,033	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/04/23	Open		394,571	398,039	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/04/23	Open		474,000	478,166	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.67	(b)	08/04/23	Open		189,500	191,171	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.67	(b)	08/04/23	Open		290,250	292,810	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.70	(b)	08/04/23	Open		509,200	513,715	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/10/23	Open		2,094,750	2,111,846	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/11/23	Open		1,131,450	1,140,406	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/11/23	Open		501,465	505,434	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/11/23	Open		1,803,372	1,817,647	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/11/23	Open		350,103	352,874	Corporate Bonds	Open/Demand
BNP Paribas SA	5.60	(b)	08/15/23	Open		708,525	713,815	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.25	(b)	08/15/23	Open		496,775	500,252	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	08/15/23	Open		638,600	643,286	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/15/23	Open		486,937	490,606	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/15/23	Open		415,480	418,610	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/15/23	Open		618,880	623,543	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/15/23	Open		543,492	547,586	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/20/23	Open		536,482	538,219	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	08/21/23	Open		1,172,625	1,180,314	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	08/22/23	Open		131,826	132,620	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	08/22/23	Open		592,352	595,953	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	08/22/23	Open		445,204	447,910	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/22/23	Open		215,021	216,330	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/22/23	Open		77,896	78,371	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/22/23	Open		307,762	309,636	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.25	(b)	08/23/23	Open		967,432	972,935	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/23/23	Open		396,875	399,261	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/23/23	Open		273,438	275,082	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/23/23	Open		527,242	530,413	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/23/23	Open		247,100	248,586	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/23/23	Open		724,020	728,373	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/23/23	Open		383,544	385,850	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/23/23	Open		437,419	440,049	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/23/23	Open		166,023	167,008	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.63	(b)	08/23/23	Open		680,024	684,278	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/23/23	Open		791,689	796,659	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65	(b)	08/24/23	Open		451,069	453,830	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.65	(b)	08/24/23	Open		491,332	494,340	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	08/24/23	Open		304,520	306,374	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	08/24/23	Open		1,680,507	1,690,521	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/24/23	Open		488,635	491,626	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	08/24/23	Open		469,560	472,434	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/24/23	Open		902,225	907,747	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/24/23	Open		555,025	558,422	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/24/23	Open		1,472,460	1,481,473	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/24/23	Open		608,175	611,898	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/24/23	Open		444,540	447,191	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/24/23	Open		466,979	469,764	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/24/23	Open		367,898	370,092	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/24/23	Open		353,420	355,528	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	08/24/23	Open		323,118	325,045	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.67	(b)	08/24/23	Open		333,750	335,800	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.70	(b)	08/24/23	Open		711,360	715,753	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	08/25/23	Open		474,994	477,612	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	08/25/23	Open		2,267,375	2,205,595	Corporate Bonds	Open/Demand

33

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	5.49	%(b)	08/25/23	Open		$445,537	$447,916	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/25/23	Open		296,015	297,731	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.67	(b)	08/25/23	Open		1,670,760	1,679,970	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/29/23	Open		495,805	498,327	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	08/29/23	Open		475,709	478,129	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/29/23	Open		177,541	178,411	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/29/23	Open		300,720	302,195	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/29/23	Open		109,701	110,239	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/29/23	Open		199,477	200,455	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.60	(b)	08/29/23	Open		960,076	964,404	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.65	(b)	08/29/23	Open		109,038	109,575	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.65	(b)	08/29/23	Open		244,388	245,592	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.65	(b)	08/29/23	Open		209,828	210,862	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.64	(b)	08/29/23	Open		405,955	408,054	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.64	(b)	08/29/23	Open		347,500	349,297	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.64	(b)	08/29/23	Open		634,142	637,421	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.64	(b)	08/29/23	Open		631,982	635,250	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.63	(b)	09/01/23	Open		709,279	712,274	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	09/05/23	Open		300,554	301,730	Corporate Bonds	Open/Demand
BNP Paribas SA	5.68	(b)	09/07/23	Open		643,770	646,208	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	09/08/23	Open		142,115	142,559	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	09/11/23	Open		112,076	112,428	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.50		09/12/23	10/18/23		204,188	204,672	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.17		09/12/23	10/18/23		328,915	329,812	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		377,828	378,905	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		248,719	249,428	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		637,312	639,129	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		199,125	199,693	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		134,276	134,659	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		308,880	309,760	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		169,769	170,258	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		523,525	525,031	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		130,000	130,374	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		331,211	332,164	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		191,835	192,387	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		144,816	145,236	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		298,060	298,925	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		393,022	394,163	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		374,535	375,622	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		250,750	251,478	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		351,200	352,219	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		148,623	149,054	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		402,230	403,398	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		468,397	469,757	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		255,095	255,835	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		345,979	346,983	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		144,290	144,709	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		287,452	288,286	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		190,376	190,929	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		363,851	364,907	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		287,830	288,666	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		208,000	208,604	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		830,632	833,044	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		354,600	355,629	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		358,125	359,165	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		340,884	341,873	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		419,520	420,738	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		522,870	524,388	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.55		09/12/23	10/18/23		767,145	769,392	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65		09/12/23	10/18/23		180,000	180,537	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65		09/12/23	10/18/23		677,250	679,270	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65		09/12/23	10/18/23		502,300	503,798	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
J.P. Morgan Securities LLC	5.65%		09/12/23	10/18/23		$191,580	$192,151	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65		09/12/23	10/18/23		241,063	241,781	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65		09/12/23	10/18/23		295,540	296,421	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65		09/12/23	10/18/23		192,151	192,724	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65		09/12/23	10/18/23		341,700	342,719	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65		09/12/23	10/18/23		517,140	518,682	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65		09/12/23	10/18/23		511,000	512,524	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65		09/12/23	10/18/23		389,513	390,674	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	5.66	(b)	09/12/23	Open		305,611	306,524	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66	(b)	09/12/23	Open		374,701	375,820	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66	(b)	09/12/23	Open		603,146	604,948	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66	(b)	09/12/23	Open		379,095	380,227	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66	(b)	09/12/23	Open		435,292	436,593	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66	(b)	09/12/23	Open		353,990	355,047	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.40		09/13/23	10/18/23		32,000	32,086	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	(3.75)		09/13/23	10/19/23		97,663	97,632	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.75		09/13/23	10/19/23		312,080	312,821	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.24		09/13/23	10/19/23		125,197	125,525	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		164,750	165,199	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		678,760	680,610	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49		09/13/23	10/19/23		1,349,812	1,353,518	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		09/13/23	10/19/23		346,076	347,037	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		09/13/23	10/19/23		542,850	544,356	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		09/13/23	10/19/23		260,044	260,765	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		09/13/23	10/19/23		1,424,340	1,428,293	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		09/13/23	10/19/23		247,431	248,118	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		09/13/23	10/19/23		238,543	239,204	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		09/13/23	10/19/23		359,098	360,094	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		09/13/23	10/19/23		258,400	259,117	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		09/13/23	10/19/23		874,605	877,032	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.60		09/13/23	10/19/23		436,667	437,890	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.60		09/13/23	10/19/23		162,201	162,655	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		09/13/23	10/19/23		457,987	459,281	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.48	(b)	09/13/23	Open		439,204	440,474	Corporate Bonds	Open/Demand
BofA Securities, Inc.	3.50		09/14/23	10/20/23		378,508	379,133	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15		09/14/23	10/20/23		138,240	138,511	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25		09/14/23	10/20/23		113,597	113,825	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		09/14/23	10/20/23		794,955	796,888	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		09/14/23	10/20/23		484,181	485,359	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		09/14/23	10/20/23		203,400	203,899	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		09/14/23	10/20/23		249,178	249,795	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		09/14/23	10/20/23		69,550	69,722	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		09/14/23	10/20/23		350,700	351,569	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		09/14/23	10/20/23		1,937,500	1,942,303	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.33		09/14/23	10/20/23		393,399	394,389	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		09/14/23	10/20/23		132,893	133,228	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		09/14/23	10/20/23		466,612	467,791	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		09/14/23	10/20/23		1,163,045	1,165,983	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		09/14/23	10/20/23		156,293	156,687	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		128,700	129,028	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		231,194	231,783	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		722,949	724,792	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		980,361	982,861	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		504,020	505,305	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		474,275	475,484	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		639,547	641,178	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		287,430	288,163	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		308,470	309,257	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		189,750	190,234	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		327,500	328,335	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		144,250	144,618	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		09/14/23	10/20/23		216,360	216,912	Corporate Bonds	Up to 30 Days

35

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	5.40%	09/14/23	10/20/23		$412,830	$413,883	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		430,720	431,829	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		259,018	259,684	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		746,224	748,144	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		336,933	337,800	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		329,629	330,477	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		489,720	490,980	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		558,225	559,662	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		400,373	401,403	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		62,494	62,655	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		464,337	465,533	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		466,769	467,971	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		333,824	334,683	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		481,232	482,471	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		273,790	274,495	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		499,995	501,294	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		453,067	454,244	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		611,470	613,058	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		363,688	364,632	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		39,143	39,244	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		392,563	393,582	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		755,989	757,952	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		477,257	478,497	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		115,245	115,544	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		1,230,769	1,233,965	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		1,715,340	1,719,795	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		1,147,085	1,150,064	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		2,432,782	2,439,101	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		147,509	147,892	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		106,391	106,668	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		169,575	170,015	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		667,357	669,091	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		530,471	531,849	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		733,050	734,954	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		196,593	197,103	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		284,640	285,379	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		320,515	321,347	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		307,400	308,198	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		488,577	489,846	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		713,944	715,798	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		404,681	405,732	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		955,062	957,543	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		833,262	835,427	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		883,392	885,687	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		255,170	255,833	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		571,264	572,747	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		256,869	257,536	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		134,750	135,100	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		95,296	95,544	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		178,894	179,358	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		284,690	285,429	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		120,540	120,853	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		43,035	43,147	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		92,795	93,036	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.53	09/14/23	10/20/23		278,437	279,164	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.53	09/14/23	10/20/23		248,000	248,648	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.53	09/14/23	10/20/23		282,855	283,594	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	09/14/23	10/20/23		197,880	198,399	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	09/14/23	10/20/23		235,200	235,816	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	09/14/23	10/20/23		248,316	248,967	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	09/14/23	10/20/23		256,594	257,266	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	09/14/23	10/20/23		153,725	154,128	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	5.55%		09/14/23	10/20/23		$476,968	$478,218	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		09/14/23	10/20/23		157,583	157,996	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		09/14/23	10/20/23		78,356	78,562	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		09/14/23	10/20/23		112,673	112,968	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		09/14/23	10/20/23		202,303	202,833	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		09/14/23	10/20/23		206,561	207,103	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		09/14/23	10/20/23		147,824	148,212	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		09/14/23	10/20/23		247,991	248,641	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		09/14/23	10/20/23		1,128,750	1,131,708	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.55		09/14/23	10/20/23		1,005,851	1,008,487	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		09/14/23	10/20/23		560,625	562,094	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.59		09/14/23	10/20/23		547,225	548,670	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.59		09/14/23	10/20/23		390,370	391,401	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.59		09/14/23	10/20/23		322,050	322,900	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.59		09/14/23	10/20/23		318,990	319,832	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.59		09/14/23	10/20/23		214,600	215,166	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.59		09/14/23	10/20/23		321,320	322,168	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		09/14/23	10/20/23		237,165	237,792	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		09/14/23	10/20/23		455,359	456,563	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		09/14/23	10/20/23		465,000	466,230	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		09/14/23	10/20/23		435,859	437,011	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		09/14/23	10/20/23		121,763	122,084	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		09/14/23	10/20/23		2,402,580	2,408,934	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		09/14/23	10/20/23		173,250	173,712	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		09/14/23	10/20/23		537,425	538,859	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		09/14/23	10/20/23		645,210	646,931	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		09/14/23	10/20/23		140,520	140,895	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		09/14/23	10/20/23		664,605	666,378	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		09/14/23	10/20/23		138,720	139,090	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		09/14/23	10/20/23		301,846	302,651	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		09/14/23	10/20/23		370,388	371,376	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		09/14/23	10/20/23		1,212,207	1,215,442	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		09/14/23	10/20/23		136,373	136,737	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		09/14/23	10/20/23		1,483,505	1,487,463	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70		09/14/23	10/20/23		133,554	133,913	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70		09/14/23	10/20/23		102,985	103,262	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70		09/14/23	10/20/23		89,468	89,708	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70		09/14/23	10/20/23		109,428	109,722	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70		09/14/23	10/20/23		193,710	194,231	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70		09/14/23	10/20/23		102,510	102,786	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70		09/14/23	10/20/23		157,200	157,623	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70		09/14/23	10/20/23		130,843	131,195	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70		09/14/23	10/20/23		194,803	195,327	Foreign Agency Obligations	Up to 30 Days
Merrill Lynch International	5.60		09/14/23	10/20/23		1,198,641	1,201,811	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	5.50	(b)	09/14/23	Open		116,323	116,625	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	09/14/23	Open		135,250	135,611	Corporate Bonds	Open/Demand
BNP Paribas SA	5.56	(b)	09/18/23	Open		325,313	325,976	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.50		09/19/23	10/18/23		140,640	140,898	Corporate Bonds	Up to 30 Days
Goldman Sachs & Co. LLC	5.45	(b)	09/19/23	Open		695,200	696,463	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.30		09/25/23	10/18/23		149,482	149,592	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/25/23	10/18/23		245,451	245,638	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/25/23	10/18/23		154,680	154,799	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/25/23	10/18/23		157,341	157,461	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/25/23	10/18/23		287,984	288,204	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/25/23	10/18/23		152,180	152,297	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65		09/25/23	10/18/23		77,253	77,314	Foreign Agency Obligations	Up to 30 Days
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		222,069	222,238	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		462,150	462,502	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		180,675	180,813	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		184,975	185,116	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		324,135	324,382	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		184,040	184,180	Corporate Bonds	Open/Demand

37

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	5.48	%(b)	09/25/23	Open		$90,269	$90,337	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		82,290	82,353	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		274,125	274,334	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.40		09/26/23	10/18/23		316,224	316,461	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/26/23	10/18/23		509,681	510,067	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		09/26/23	10/19/23		974,852	975,617	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.65		09/26/23	10/19/23		1,048,712	1,049,535	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.40		09/26/23	10/20/23		368,880	369,157	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		09/26/23	10/20/23		1,313,817	1,314,848	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc..	4.80	(b)	09/26/23	Open		484,186	484,509	Corporate Bonds	Open/Demand
Nomura Securities International, Inc	5.65	(b)	09/26/23	Open		717,705	718,268	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	09/26/23	Open		910,095	910,809	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.49		09/28/23	10/19/23		601,662	601,846	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		09/28/23	10/19/23		88,908	88,935	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		09/28/23	10/19/23		368,380	368,496	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.65		09/28/23	10/19/23		993,720	994,032	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		09/28/23	10/19/23		345,881	345,990	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		09/28/23	10/19/23		174,611	174,666	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	0.25		09/28/23	10/20/23		342,196	342,201	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.75		09/28/23	10/20/23		99,533	99,553	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.35	(b)	09/28/23	Open		1,172,422	1,172,771	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/28/23	Open		559,360	559,530	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/28/23	Open		143,281	143,325	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	0.00	(b)	09/29/23	Open		478,150	478,224	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.55		09/29/23	10/20/23		178,998	178,998	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		09/29/23	10/20/23		343,084	343,084	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		09/29/23	10/20/23		153,563	153,563	Corporate Bonds	Up to 30 Days
BNP Paribas SA	0.00	(b)	09/29/23	Open		264,968	264,968	Corporate Bonds	Open/Demand

						$252,939,537	$254,412,625

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Ultra Long Treasury Note	104	12/19/23	$ 11,599	$(249,215)
2-Year U.S. Treasury Note	284	12/29/23	57,565	(166,337)
5-Year U.S. Treasury Note	973	12/29/23	102,484	(687,031)

				(1,102,583)

Short Contracts
10-Year U.S. Treasury Note	374	12/19/23	40,398	671,129
U.S. Long Bond	133	12/19/23	15,141	833,155
Ultra U.S. Treasury Bond	27	12/19/23	3,210	238,036

				1,742,320

				$639,737

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	270,980	EUR	251,523	JPMorgan Chase Bank N.A.	12/14/23	$4,186
USD	6,536,032	EUR	6,101,000	UBS AG	12/20/23	62,101
USD	1,204,863	GBP	973,000	Barclays Bank PLC	12/20/23	17,060
USD	1,290,305	GBP	1,042,000	Barclays Bank PLC	12/20/23	18,270

						$101,617

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	21,170	$(260,869)	$(304,472)	$43,603

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
1-Day SOFR, 5.31%	Annual	3.32%	Annual	N/A	11/28/42	USD	4,800	$(639,177)	$112	$(639,289)
1-Day SOFR, 5.31%	Annual	3.31%	Annual	N/A	12/01/42	USD	1,600	(214,895)	37	(214,932)

								$(854,072)	$149	$(854,221)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Thyssenkrupp AG	1.00%	Quarterly	Bank of America N.A.	12/20/23	BB		EUR	20	$44	$(80)	$124
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B		EUR	10	709	662	47
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	06/20/26	BB-		EUR	15	498	(361)	859
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	BB-		EUR	20	375	(575)	950
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	BB-		EUR	10	190	295	(105)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-		EUR	10	185	303	(118)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	N/R		EUR	30	3,864	1,045	2,819
Ladbrokes Coral Group Ltd	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R		EUR	10	(256)	(843)	587
Ladbrokes Coral Group Ltd	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R		EUR	40	(1,024)	(5,375)	4,351
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+		EUR	7	(1,303)	(1,436)	133
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+		EUR	4	(783)	(847)	64
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+		EUR	12	(2,202)	(2,382)	180
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+		EUR	4	(639)	(710)	71
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A	12/20/27	CCC+		EUR	8	(1,337)	(1,482)	145
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+		EUR	5	(969)	(1,058)	89
United Group B.V	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	B		EUR	11	(283)	(1,572)	1,289
Ladbrokes Coral Group Ltd	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	N/R		EUR	9	(420)	(592)	172
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/15/64	N/R		USD	2,318	(552,070)	(431,183)	(120,887)

									$(555,421)	$(446,191)	$(109,230)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

39

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$35,882,474	$865,666	$36,748,140
Common Stocks	—	163,587	49,979	213,566
Corporate Bonds
Aerospace & Defense	—	14,894,524	—	14,894,524
Air Freight & Logistics	—	85,938	—	85,938
Automobile Components	—	6,283,428	—	6,283,428
Automobiles	—	8,042,710	—	8,042,710
Banks	—	2,838,824	—	2,838,824
Beverages	—	9,857,145	—	9,857,145
Biotechnology	—	95,478	—	95,478
Broadline Retail	—	115,387	—	115,387
Building Materials	—	5,347,246	—	5,347,246
Building Products	—	4,648,883	—	4,648,883
Capital Markets	—	6,094,256	—	6,094,256
Chemicals	—	8,488,302	—	8,488,302
Commercial Services & Supplies	—	8,377,836	—	8,377,836
Communications Equipment	—	2,238,932	—	2,238,932
Construction & Engineering	—	1,578,427	—	1,578,427
Construction Materials	—	502,547	—	502,547
Consumer Discretionary	—	10,407,896	—	10,407,896
Consumer Finance	80,349	7,458,496	—	7,538,845
Consumer Staples Distribution & Retail	—	4,485,912	—	4,485,912
Containers & Packaging	—	2,595,030	—	2,595,030
Diversified Consumer Services	—	9,002,986	—	9,002,986
Diversified REITs	—	5,019,168	—	5,019,168
Diversified Telecommunication Services	100,496	11,161,217	—	11,261,713
Electric Utilities	—	2,972,067	—	2,972,067
Electrical Equipment	—	1,398,524	—	1,398,524
Electronic Equipment, Instruments & Components	—	1,579,927	—	1,579,927
Energy Equipment & Services	—	3,002,999	—	3,002,999
Environmental, Maintenance & Security Service	—	4,296,937	—	4,296,937
Financial Services	—	10,219,136	—	10,219,136

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Food Products	$—	$3,429,960	$—	$3,429,960
Gas Utilities	—	75,960	—	75,960
Ground Transportation	—	2,189,393	—	2,189,393
Health Care Equipment & Supplies	—	2,351,012	—	2,351,012
Health Care Providers & Services	—	13,477,149	—	13,477,149
Health Care Technology	—	3,529,823	—	3,529,823
Hotels, Restaurants & Leisure	—	16,461,651	—	16,461,651
Household Durables	—	2,796,278	—	2,796,278
Household Products	—	175,730	—	175,730
Independent Power and Renewable Electricity Producers	—	3,344,450	—	3,344,450
Insurance	—	9,743,884	—	9,743,884
Interactive Media & Services	—	852,516	—	852,516
Internet Software & Services	—	4,884,348	—	4,884,348
IT Services	—	4,845,788	—	4,845,788
Leisure Products	—	424,579	—	424,579
Life Sciences Tools & Services	—	897,326	—	897,326
Machinery	—	5,660,003	—	5,660,003
Media	—	33,423,096	—	33,423,096
Metals & Mining	—	9,111,018	—	9,111,018
Multi-Utilities	—	302,098	—	302,098
Offshore Drilling & Other Services	—	2,045,532	—	2,045,532
Oil, Gas & Consumable Fuels	—	43,536,097	—	43,536,097
Passenger Airlines	—	3,945,574	—	3,945,574
Personal Care Products	—	252,872	—	252,872
Pharmaceuticals	—	4,770,898	—	4,770,898
Real Estate Management & Development	—	1,419,987	—	1,419,987
Retail REITs	—	133,338	—	133,338
Semiconductors & Semiconductor Equipment	—	4,633,422	—	4,633,422
Software	—	12,096,499	—	12,096,499
Specialized REITs	—	725,774	—	725,774
Specialty Retail	—	987,092	—	987,092
Technology Hardware, Storage & Peripherals	—	835,424	—	835,424
Textiles, Apparel & Luxury Goods	—	565,664	—	565,664
Transportation Infrastructure	—	990,359	—	990,359
Utilities	—	522,175	—	522,175
Water Utilities	—	831,675	—	831,675
Wireless Telecommunication Services	—	3,909,868	—	3,909,868
Fixed Rate Loan Interests	—	381,384	—	381,384
Floating Rate Loan Interests	—	287,774,167	4,816,527	292,590,694
Foreign Agency Obligations	—	3,406,203	—	3,406,203
Investment Companies	7,252,066	—	—	7,252,066
Non-Agency Mortgage-Backed Securities	—	15,741,488	—	15,741,488
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	18,166,134	—	18,166,134
Preferred Stocks	2,612,067	—	—	2,612,067
U.S. Government Sponsored Agency Securities	—	21,548,305	—	21,548,305
Warrants	7,352	—	—	7,352
Short-Term Securities
Money Market Funds	1,512,322	—	—	1,512,322

	$11,564,652	$736,332,212	$5,732,172	753,629,036

Investments Valued at NAV(a)				932

				$753,629,968

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$55,483	$—	$55,483
Foreign Currency Exchange Contracts	—	101,617	—	101,617
Interest Rate Contracts	1,742,320	—	—	1,742,320

41

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Credit Contracts	$—	$(121,110)	$—	$(121,110)
Interest Rate Contracts	(1,102,583)	(854,221)	—	(1,956,804)

	$639,737	$(818,231)	$—	$(178,494)

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $254,412,625 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests		Total

Assets
Opening balance, as of December 31, 2022	$1,354,025	$6,098	$1,198,484	$3,710,331	$384,933	$—	(a)	$6,653,871
Transfers into Level 3(b)	—	—	—	2,015,615	—	—		2,015,615
Transfers out of Level 3(c)	(500,000)	—	(1,198,484)	(974,897)	(384,933)	—		(3,058,314)
Accrued discounts/premiums	(22,480)	—	—	122,483	—	—		100,003
Net realized gain (loss)	—	(100,300)	—	(64,820)	—	—		(165,120)
Net change in unrealized appreciation (depreciation)(d)	34,121	108,275	—	282,483	—	—		424,879
Purchases	—	36,293	—	1,720,954	—	—		1,757,247
Sales	—	(387)	—	(1,995,622)	—	—		(1,996,009)

Closing balance, as of September 30, 2023	$865,666	$49,979	$—	$4,816,527	$—	$—	(a)	$5,732,172

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(d)	$34,121	$8,219	$—	$256,140	$—	$—		$298,480

(a)	Rounds to less than $1.
(b)

As of December 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

Portfolio Abbreviation (continued)

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

S C H E D U L E O F I N V E S T M E N T S	42